Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 612	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 613	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

JoAnn Strasser, Esq.

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215-6101

(614) 469-3265

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on ______pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION, DATED AUGUST 27, 2025

LCAM Strategic Income Fund ([ ])

PROSPECTUS

[__], 2025

Loop Capital Asset Management - TCH, LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

1 (305) 379-2100

loopcapital.com

Neither the U. S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	2
Performance	4
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	6
Investment Objective	6
Principal Investment Strategies	6
Principal Risks of Investing in the Fund	7
Changes in Investment Objective or Policies	10
Portfolio Holdings	11
Cybersecurity	11
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	12
Adviser	12
Portfolio Managers	12
ACCOUNT INFORMATION	14
How To Buy Shares	14
How To Redeem Shares	16
Summary of Shareholder Fees	19
Inactive Accounts	19
Determination of Net Asset Value	19
Dividends, Distributions and Taxes	20
FINANCIAL HIGHLIGHTS	22
FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

Investment Objective

The investment objective of the LCAM Strategic Income Fund (the “Fund”) is total return, comprised of current income with the potential for principal appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses[1]	[__]%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	[__]%

1 - Other Expenses are estimated for the Fund’s initial fiscal year.

2 - Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years
$ [__]	$ [__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests in a diversified portfolio of fixed income securities across a range of geographies, asset classes, and credit instruments to capture global credit risk premiums and minimize the costs of credit downgrades and defaults. The Fund aims to optimize and manage risk dynamically by diversifying exposures across instruments following a strict relative value discipline.

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The initial investment universe includes, but is not limited to, corporate bonds, U.S. government and agency securities, loans, structured products, emerging market debt, convertible securities, private placements, and other types of income-producing instruments. To achieve its risk-return objectives and manage periods of volatility, the Fund may use certain derivative strategies, such as interest rate futures or credit default swaps. The Fund may also hedge currency exposure using forward contracts, swaps, and/or futures contracts when appropriate.

The Fund may invest in securities of any maturity and credit quality, including those with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group or, if unrated, deemed to be of comparable quality by the Adviser. The Fund may invest in foreign and emerging market securities. An “emerging market” country includes any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

The Fund’s strategy is formulated to integrate the Adviser’s global views with the best bottom up ideas. The Adviser employs a disciplined, research-driven investment process that combines a top-down, bottom-up analysis. The top-down framework incorporates a proprietary methodology designed to assess global economic conditions, identify market inflection points, and guide dynamic asset allocation across sectors and regions. The bottom-up process is rooted in deep fundamental analysis and a proprietary methodology that evaluates issuer quality, relative value, maturity, duration, interest rate, and forward-looking risk/reward characteristics.

The investment process emphasizes relative value and high conviction ideas with a focus on identifying mispriced securities and sectors that offer compelling risk-adjusted return potential. The Fund’s portfolio is actively managed to adapt to changing market conditions, with allocations flexibly adjusted to reflect evolving macroeconomic trends, credit fundamentals, and valuation dynamics.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Active Management Risk. The strategy used by the Adviser may fail to produce the intended results or the Adviser’s judgments about an investment may prove to be incorrect, which could adversely impact the Fund’s performance.

●	Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Fixed income securities also involve other risks such as credit risk, duration risk, extension risk, and prepayment risk.

●	Below Investment Grade Securities Risk. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). High yield bonds are considered to be speculative in nature with respect to an issuer’s ability to pay interest and principal. These bonds have a greater degree of default risk than higher-rated bonds.

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●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

●	Convertible Securities Risk. Convertible securities are hybrid instruments that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risks.

●	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

●	Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Foreign Currency Risk. The Fund may hold investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

●	Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S companies.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

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●	MBS and ABS Risk. MBS and ABS represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. MBS and ABS are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

●	New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

●	Portfolio Turnover Risk. A high portfolio turnover rate may result in higher costs, which may have a negative impact on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

●	Sector Focus Risk. To the extent the Fund focuses in a specific sector or group of sectors or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such sectors or investments than a fund that invests in a wider variety of sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such sectors.

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Portfolio Management

Investment Adviser – Loop Capital Asset Management - TCH, LLC (the “Adviser” or “LCAM”)

Portfolio Managers – The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund (since the commencement of operations):

●	Scott Kimball, CFA – Managing Director and Chief Investment Officer of the Adviser

●	Timothy Alt, CFA, CMT – Managing Director of the Adviser

●	Maria Egee – Senior Vice President of the Adviser

●	Andre Villarreal, CFA – Senior Vice President of the Adviser

●	Ronald Salinas, CFA – Senior Vice President of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sale Orders
$[__]	By Mail: LCAM Strategic Income Fund
c/o: Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

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Minimum Additional Investment

$[__]	By Phone: ([___]) [___]

You may also sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the LCAM Strategic Income Fund (the “Fund”) is total return, comprised of current income with the potential for principal appreciation.

Principal Investment Strategies

The Fund invests in a diversified portfolio of fixed income securities across a range of geographies, asset classes, and credit instruments to capture global credit risk premiums and minimize the costs of credit downgrades and defaults. The Fund aims to optimize and manage risk dynamically by diversifying exposures across instruments following a strict relative value discipline.

The initial investment universe includes, but is not limited to, corporate bonds, U.S. government and agency securities, loans, structured products, emerging market debt, convertible securities, private placements, and other types of income-producing instruments. To achieve its risk-return objectives and manage periods of volatility, the Fund may use certain derivative strategies, such as interest rate futures or credit default swaps, to hedge its exposures.

The Fund may invest in securities of any maturity and credit quality, including those with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group or, if unrated, deemed to be of comparable quality by the Adviser. The Fund may also invest in foreign and emerging market securities, and may hedge currency exposure using forward contracts, swaps, and/or futures contracts when appropriate. An “emerging market” country includes any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

Investment Process

The Fund’s strategy is formulated to integrate the Adviser’s global views with the best bottom up ideas. The Adviser employs a disciplined, research-driven investment process that combines top-down macroeconomic analysis with bottom-up fundamental credit research by dedicated asset specialists. The top-down framework incorporates a proprietary methodology designed to assess global economic conditions, identify market inflection points, and guide dynamic asset allocation across sectors and regions. The bottom-up process is rooted in deep fundamental analysis and a proprietary methodology that evaluates issuer quality, relative value, maturity, duration, interest rate, and forward-looking risk/reward characteristics.

The investment process emphasizes relative value and high conviction ideas with a focus on identifying mispriced securities and sectors that offer compelling risk-adjusted return potential. The Fund’s portfolio is actively managed to adapt to changing market conditions, with allocations flexibly adjusted to reflect evolving macroeconomic trends, credit fundamentals, and valuation dynamics.

Temporary Defensive Positioning

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to money market instruments, including cash, cash equivalents, certificates of deposit, bankers’ acceptances, commercial paper, and

6

repurchase agreements. By doing so, the Fund may be able to meet shareholder redemptions without selling holdings and realizing gains and losses. The Fund may have difficulty meeting its investment objective if holding a significant cash position.

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Active Management Risk. The strategy used by the Adviser may fail to produce the intended results or the Adviser’s judgments about an investment may prove to be incorrect, which could adversely impact the Fund’s performance.

●	Below Investment Grade Securities Risk. Although securities rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, securities rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund. The major risks of securities rated below investment grade include an increased risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

●	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security) a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. As a result of these features, a convertible security is subject to many of the risks to which common stock and fixed income securities are subject.

●	Derivatives Risk. Forwards, swaps, and futures are derivatives. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

●	Emerging Market Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally,

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economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on inspection, investigation, and enforcement by the Public Company Accounting Oversight Board), which could cause errors in the implementation of the Fund’s investment strategy. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

●	Fixed Income Securities Risk. The Fund may invest in fixed income securities, which involve certain risks including:

○	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

○	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

○	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

○	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

○	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

○	Variable and Floating Rate Instrument Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If

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short-term market interest rates fall, the yield on the fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in a fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Foreign Currency Risk. The Fund may hold investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.

●	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any

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future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	MBS and ABS Risk. Prepayment risk is associated with MBS and ABS securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying MBS and ABS may decline and, therefore, may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, the Fund may be more susceptible to risk factors affecting such types of securities.

●	New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

●	Portfolio Turnover Risk. A high portfolio turnover rate may result in higher costs, which may have a negative impact on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

●	Sector Focus Risk. Sector focus risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	U.S. Government Securities Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises, such as FNMA, may not be backed by the full faith and credit of the U.S. government.

Changes in Investment Objective or Policies

The Board may change the Fund’s investment objective without shareholder approval upon 60 days’ written notice to

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shareholders. The Fund’s other investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the Statement of Additional Information.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value (“NAV”); impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

HISTORICAL PERFORMANCE OF THE ADVISER’S PRIVATE ACCOUNTS

The table below sets forth performance data relating to the historical performance of the Adviser’s separately managed accounts, which represents all of the accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the Adviser in the management of the Fund (the “Composite”). The data, which has been provided by the Adviser, is provided to illustrate the past performance of the Adviser in managing a strategy with substantially similar investment strategies, as measured against the Bloomberg US Aggregate Bond Index and does not represent the performance of the Fund. You should not consider the past performance of the Composite as indicative of the future performance of the Fund. The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the strategy had been regulated as an investment company. The performance of the Composite was calculated in accordance with the Global Investment Performance Standards (GIPS®) maintained by the CFA Institute. The method used to calculate the Composite’s performance differs from the Securities and Exchange Commission’s standardized method of calculating performance and may produce different results.

The performance presented below for the Composite is shown gross and net of all fees for the accounts. The Composite’s fees were lower than those of the Fund, so performance results would have been lower if the Composite had an expense ratio comparable to that of the Fund. The Composite did not charge a sales load. Results include the reinvestment of dividends and capital gains. Returns from cash and cash equivalents in the Composite are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.

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Composite Average Annual Total Returns

For the periods ended June 30, 2025

	1 Year	3 Years	5 Years	Since Inception(1)
LCAM Multi Sector Fixed Income – (Composite) (Gross)	8.19%	7.63%	4.31%	4.49%
LCAM Multi Sector Fixed Income – (Composite) (Net)	7.96%	7.39%	4.02%	4.23%
Bloomberg US Aggregate Bond Index (2)	6.08%	2.55%	-0.73%	1.50%

1.	The inception date for the Composite is July 1, 2017.

2.	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Loop Capital Asset Management - TCH, LLC (the “Adviser” or “LCAM”), located at 1001 Brickell Bay Drive, Suite 2100, Miami, FL 33131, serves as Adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund and its portfolio. The Adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold by the Fund, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies and corporate actions solicited by portfolio companies.

The Adviser provides investment management services to the Fund and has managed institutional fixed income portfolios for over 30 years. As of [__], 2025, the Adviser managed over $[__] billion in assets on behalf of its clients.

For its services, the Adviser is entitled to receive a management fee from the Fund equal to [__]% of the average daily net assets of the Fund.

The Adviser, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time-to-time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board considered in approving the Fund’s management agreement shall be included in Form N-CSR, which will be available on the Fund’s website at [__] and, upon request, delivered in paper or electronic format in any of the ways set forth under “How to Obtain Copies of Other Fund Documents” below.

Portfolio Managers

The investment decisions for the Fund are made by the following individuals, who are responsible for the day-to-day management of the Fund’s portfolio.

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Scott Kimball, CFA – Mr. Kimball serves as the Chief Investment Officer for LCAM, reporting directly to the CEO of the LCAM. In this role, he oversees the strategic management of LCAM and the implementation of the team’s collaborative investment process. Emphasizing a team-based approach, he and the portfolio managers implement protocol for portfolio construction and risk budgeting of client accounts. He joined LCAM in 2007 and served as a research analyst prior to joining the portfolio management team in 2011 and has since served a as member of the team’s management and investment committees. Scott previously held positions at Merrill Lynch and other boutique investment firms, beginning his career in the investment industry in 2003. He earned his bachelor’s degree in international business from Stetson University and holds an M.B.A. from the University of Miami. He is a CFA® charterholder. Additionally, Scott frequently appears on CNBC and Bloomberg Television as well as being a regularly featured source for The Wall Street Journal and Barron’s.

Timothy Alt, CFA, CMT – Mr. Alt is a Managing Director responsible for the LCAM’s investment policy and strategy as well as managing client portfolios. He joined LCAM in 2019. Tim began his investment career in 2006 and his portfolio management experience in 2015. He served as Portfolio Manager and Strategist at Aviva Investors, where he helped manage domestic and global fixed income strategies. Prior to that, he held positions at BNP Paribas and Principal Global Investors. He holds a bachelor’s degree in Economics from Lawrence University. In addition, he holds the CFA® and CMT designations.

Maria Egee – Ms. Egee is a portfolio manager responsible for the firm’s investment policy and strategy. In addition to managing current portfolios, Maria uses her extensive background in credit markets to focus on LCAM’s multi asset solutions. Maria began her career at Goldman Sachs where she traded both traditional securities and credit derivatives for 7 years. Immediately prior to joining LCAM, Maria was a senior credit trader at Bank of America, leading the singe-name credit default swap business and was named to the Forbes 30 under 30 class for 2018 in Finance. Maria holds a B.S.E in Finance from the Wharton School at the University of Pennsylvania.

Andre Villareal, CFA – Mr. Villareal is responsible for general portfolio management, with specialized expertise in credit analysis and modeling of securitized products, homebuilders, and REITs debt. He joined LCAM in 2015. Mr. Villareal began his career in the investment industry in 2010. Prior to joining LCAM, he worked as an analyst at Rialto Capital Management and Goldman Sachs. Andre received his B.B.A. in finance from Florida International University in 2011. In addition, he is a CFA® charterholder.

Ronald Salinas, CFA – Mr. Salinas is responsible for LCAM’s investment policy and strategy and manages client portfolios. His more than two decades of expertise in fundamental credit analysis helps drive security selection for portfolios and he has extensive experience leading LCAM’s sustainable and high yield strategies. He joined LCAM in 2004 as a research analyst, specializing in the energy, basic industry and utility sectors prior to becoming the Head of Research in 2016. In his role as Head of Research, he was integral in implementing the credit process, enhancing the firm’s credit analysis infrastructure, including our proprietary methodology and training research analysts. Ronald holds an M.B.A. from the University of Miami and a B.B.A. in finance from the University of Notre Dame. In addition, he is a CFA® charterholder.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Fund.

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ACCOUNT INFORMATION

How To Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $[__] and minimum subsequent investments are $[__]. The Adviser may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee (including commissions) by that intermediary.

BY DEPOSITING SECURITIES — Shares of the Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Adviser and satisfy applicable investment objectives and policies of the Fund. Investors interested in exchanging securities should first contact the Adviser and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The Fund must receive a written representation that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days of receipt of the written description of securities and the required representation, the Adviser will notify the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Adviser. Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund’s administrator and fund accountant. Securities are valued in the manner described for valuing Fund assets in the section entitled “Determination of Net Asset Value.” Acceptance of an order may occur on any day during the five-day period afforded the Adviser to review the acceptability of the securities. Upon acceptance of such order, the securities must be delivered in fully negotiable form within five days. The Adviser will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

●	a completed and signed investment application form; and

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●	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund. The initial purchase cannot be made via ACH.

Mail the application and check to:

U.S. Mail:	Overnight:
LCAM Strategic Income Fund	LCAM Strategic Income Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at [___] to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, (“Ultimus”) at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is received by the Fund. The purchase price per share will be the NAV next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. The minimum for subsequent investments is $100. Each additional mail purchase request must contain:

●	your name

●	the name on your account(s)

●	your account number(s)

●	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly or at another frequency to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your purchase at any time, subject to the minimum of $100 per subsequent investment. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a $25 fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual

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retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a 15-business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

The Fund has authorized certain broker-dealers and other financial intermediaries (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial intermediary to transmit orders promptly to the Fund’s transfer agent.

How To Redeem Shares

You may receive redemption payments by check, ACH or federal wire transfer. The minimum redemption amount via ACH is $100 and the minimum redemption amount via wire is $1,000. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

The Fund encourages, to the extent possible, advance notification of large redemptions. The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

The Fund will normally pay your redemption proceeds to you in cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares in kind by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. Additionally, if the Fund redeems your shares in-kind, then you will bear the market risks associated with the securities paid to you as redemption proceeds. If you redeem your shares through a broker-dealer or other intermediary, you may be charged a fee (including commissions) by that intermediary.

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By Mail – You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
LCAM Strategic Income Fund	LCAM Strategic Income Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in proper order are processed at the NAV next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may require a signature guarantee if a redemption is transmitted by ACH or wire to a bank other than the bank of record. The Fund may also require a signature guarantee for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at [__] if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone – Unless you have opted out of telephone privileges, you may redeem any part of your account (up to $50,000) in the Fund by calling Shareholder Services at [__]. Payment will be made by check mailed to the address of record unless you have previously provided electronic funds transfer instructions. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information – If you are not certain of the requirements for a redemption, please call Shareholder Services at [___]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the seventh day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to 15 calendar days. Also, when the New York Stock Exchange (the “NYSE”) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the U. S. Securities and Exchange Commission (the “SEC”) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to

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re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, pursuant to the Agreement and Declaration of Trust, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Tax Withholding – If your account is an IRA or other retirement plan account, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding. If you request a redemption by telephone, you will be asked whether or not the Fund should withhold federal income tax.

Fund’s Policy on Market Timing - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where the Fund detects a pattern of purchases and sales of the Fund’s shares that indicates market timing or trading that the Fund determines is abusive. This policy generally applies to all shareholders of the Fund.

Ultimus, the Fund’s administrator, performs automated monitoring of short-term trading activity for the Fund. Instances of suspected short-term trading are investigated by the compliance department. If an instance is deemed a violation of the short-term trading policies of the Fund, then Ultimus notifies the Adviser and action, such as suspending future purchases, may be taken. A quarterly certification reporting any instances of short-term trading in violation of the Fund’s policies is provided to the Board.

There is no guarantee that the Fund will be able to detect or deter market timing in all accounts. In particular, many shareholders may invest in the Fund through financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts—in which Fund shares are held in the name of an intermediary on behalf of multiple beneficial owners—are a common form that financial intermediaries (including brokers, advisers, and third-party administrators) use to hold shares for their clients. In general, the Fund is not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in market timing. Ultimus reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If cash flows or other information indicate that market timing may be taking place, the Fund will seek the intermediary’s assistance to help identify and remedy any market timing. However, the Fund’s ability to monitor and deter market timing in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial intermediaries. Financial intermediaries may apply different or additional limits on frequent trading. If you invest in the Fund through an intermediary, please read that intermediary’s program materials carefully to learn of any additional rules or fees that may apply.

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Summary of Shareholder Fees

Below are fees that may be paid by shareholders of the Fund, some of which have been addressed above:

Annual IRA Custodial Fee	$25.00
Removal of excess contribution or Roth conversion/recharacterization	$25.00
Outbound Wire	$15.00
Returned ACH/Bounced Check	$25.00
IRA Withdrawal Fee (transfer or redemption)	$25.00
Overnight Delivery	$35.00
Statement Retrieval Fee	$25.00

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s NAV per share. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

Equity securities are generally valued by using market quotations. Equity securities traded on a securities exchange are valued at the last sales price reported by the primary exchange on which the securities are listed. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded on a securities exchange for which a last-quote price is not readily available will be valued at the last bid price.

In the event that market quotations are not readily available or are considered unreliable due to market or other events (including events that occur after the close of the trading market but before the calculation of the NAV), then the securities are valued in good faith by the Adviser pursuant to guidelines established by the Board. The Pricing & Liquidity Committee of the Board will review and approve any fair valuations provided by the Adviser. When pricing securities using the fair value guidelines established by the Board, the Adviser seeks to assign a value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.

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Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. The Fund expects that its distributions will consist primarily of net investment income. The Fund expects to distribute net investment income monthly and realized net capital gains at least annually. These distributions, if any, are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The net investment dividend income you receive, whether or not reinvested, will be taxed as ordinary income. However, distributions of “qualified dividend income” (generally, dividends received by the Fund from domestic corporations and some foreign corporations) generally will be taxable to individuals and most trusts and estates at the same maximum federal income tax rate applicable to capital gains (currently 20%).

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. Currently, long-term capital gains are generally taxable to individuals and most trusts and estates at a maximum federal income tax rate of 20%. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

●	Postal or other delivery service is unable to deliver checks to the address of record;

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●	Dividends and capital gain distributions are not cashed within 180 days; or

●	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares for a gain is usually a taxable event to the Fund’s shareholders as long-term or short-term capital gains, depending on whether you held the shares for more than one year or less than that period, respectively. Losses are subject to special rules.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 24% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 24% (or any applicable higher rate) of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities generally include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as the default tax lot identification method for all shareholders. This tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s default tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different from the Fund’s default lot identification method at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are

21

not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

22

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected the Fund’s performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the prospectus and contains additional information about the Fund and their investment restrictions, risks, policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the Fund’s current SAI and Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet: Download these documents from the Fund’s website at [__].

By Telephone: Call Shareholder Services at [___]

By Mail: Send a written request to:

LCAM Strategic Income Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Information about the Fund (including the SAI and other reports) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act #811-21237

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION, DATED AUGUST 27, 2025

LCAM Total Return Fund ([      ])

PROSPECTUS

[__], 2025

Loop Capital Asset Management - TCH, LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

1 (305) 379-2100

loopcapital.com

Neither the U. S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	2
Performance	4
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	6
Investment Objective	6
Principal Investment Strategies	6
Principal Risks of Investing in the Fund	7
Changes in Investment Objective or Policies	11
Portfolio Holdings	11
Cybersecurity	11
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	12
Adviser	12
Portfolio Managers	13
ACCOUNT INFORMATION	14
How To Buy Shares	14
How To Redeem Shares	16
Summary of Shareholder Fees	19
Inactive Accounts	19
Determination of Net Asset Value	19
Dividends, Distributions and Taxes	20
FINANCIAL HIGHLIGHTS	22
FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

Investment Objective

The LCAM Total Return Fund (the “Fund”) seeks income and capital appreciation as its investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses[1]	[__]%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	[__]%

1 - Other Expenses are estimated for the Fund’s initial fiscal year.

2 - Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years
$ [__]	$ [__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.

Principal Investment Strategies

The Fund aims to achieve its objective by investing in a diversified portfolio of fixed income securities across a range of sectors and credit qualities. The fixed-income securities in which the Fund may invest include U.S. government and agency securities, corporate bonds, mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), floating rate securities, inflation-linked securities, private label securitized bonds , other types of fixed-income instruments, and securities of global issuers of comparable attributes in the judgement of the Adviser. The Fund may invest without restriction as to issuer capitalization, country, credit quality or maturity; however, most of the securities held by the Fund will be issued by U.S. companies and the U.S. government and its agencies. The Fund may also invest in interest rate derivatives (e.g., futures, forwards, swaps, and options) and credit derivatives (e.g. credit default swaps and options) for reasons such as hedging against interest rate risk, managing the Fund’s duration, or adjusting exposure to sectors and securities with different maturities.

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In selecting securities for the Fund, the adviser uses a combination of top-down and bottom-up analyses.

First, the adviser employs a top-down macroeconomic analysis to identify major global investment themes that it believes will have an impact on the fixed-income markets. Such themes include monetary and fiscal policy, demographics, economic output, employment data, and geopolitical developments, and inform the adviser’s expectations for yield curve shifts, interest rates, risk appetite, and cross-sector relative valuations. The adviser optimizes the positioning of the portfolio based on the specific durations, credit qualities, term structures, and sectors it believes will benefit from the global investment themes.

Once the optimal positioning of the portfolio is identified, the adviser uses a “bottom-up” research process to identify suitable investments for the Fund. Specifically, the adviser uses its proprietary research process to evaluate characteristics of issuers and securities such as credit risk, liquidity, yield metrics, duration, interest rate sensitivity, and other fundamental characteristics. This process results in a portfolio constructed following a relative value discipline, by which the adviser constructs a portfolio that captures attractive yields, reduces the costs of credit downgrades and defaults, and mitigates other risks. The adviser may sell securities when it believes a different investment presents a more attractive risk return opportunity, or market conditions have changed.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to money market instruments, including cash, cash equivalents, certificates of deposit, bankers’ acceptances, commercial paper, and repurchase agreements. By doing so, the Fund may be able to meet shareholder redemptions without selling holdings and realizing gains and losses. The Fund may have difficulty meeting its investment objective if holding a significant cash position.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Active Management Risk. The strategy used by the Adviser may fail to produce the intended results or the Adviser’s judgments about an investment may prove to be incorrect, which could adversely impact the Fund’s performance.

●	MBS, ABS, and CMBS Risk. MBS, ABS, and CMBS represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. MBS, ABS, and CMBS are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

●	Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Fixed income securities also involve other risks such as credit risk, duration risk, extension risk, and prepayment risk.

2

●	Below Investment Grade Securities Risk. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). High yield bonds are considered to be speculative in nature with respect to an issuer’s ability to pay interest and principal. These bonds have a greater degree of default risk than higher-rated bonds.

●	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Additional risks related swaps, credit default swaps, forward and futures, and options are discussed in the statutory prospectus risk disclosures.

●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

●	Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S companies.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

3

●	New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

●	Portfolio Turnover Risk. A high portfolio turnover rate may result in higher costs, which may have a negative impact on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Portfolio Management

Investment Adviser – Loop Capital Asset Management - TCH, LLC (the “Adviser” or “LCAM”)

Portfolio Managers – The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund (since the commencement of operations):

●	Scott Kimball, CFA – Managing Director and Chief Investment Officer of the Adviser

●	Frank Reda, CMT – Managing Director of the Adviser

●	Timothy Alt, CFA, CMT – Managing Director of the Adviser

●	Ronald Salinas, CFA – Senior Vice President of the Adviser

●	Maria Egee – Senior Vice President of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sale Orders
$[__]	By Mail: LCAM Total Return Fund
c/o: Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Minimum Additional Investment

$[__]	By Phone: ([___]) [___]

You may also sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

4

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Investment Objective

The LCAM Total Return Fund (the “Fund”) seeks income and capital appreciation as its investment objective.

Principal Investment Strategies

The Fund aims to achieve its objective by investing in a diversified portfolio of fixed income securities across a range of sectors and credit qualities. The fixed-income securities in which the Fund may invest include U.S. government and agency securities, corporate bonds, mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), floating rate securities, inflation-linked securities, private label securitized bonds, other types of fixed-income instruments, and securities of global issuers of comparable attributes in the judgement of the Adviser. The Fund may invest without restriction as to issuer capitalization, country, credit quality or maturity; however, most of the securities held by the Fund will be issued by U.S. companies and the U.S. government and its agencies. The Fund may also invest in interest rate derivatives (e.g., futures, forwards, swaps, and options) and credit derivatives (e.g., credit default swaps and options) for reasons such as hedging against interest rate risk, managing the Fund’s duration, or adjusting exposure to sectors and securities with different maturities.

Investment Process

In selecting securities for the Fund, the adviser uses a combination of top-down and bottom-up analyses.

First, the adviser employs a top-down macroeconomic analysis to identify major global investment themes that it believes will have an impact on the fixed-income markets. Such themes include monetary and fiscal policy, demographics, economic output, employment data, and geopolitical developments, and inform the adviser’s expectations for yield curve shifts, interest rates, risk appetite, and cross-sector relative valuations. The adviser optimizes the positioning of the portfolio based on the specific durations, credit qualities, term structures, and sectors it believes will benefit from the global investment themes.

Once the optimal positioning of the portfolio is identified, the adviser uses a “bottom-up” research process to identify suitable investments for the Fund. Specifically, the adviser uses its proprietary research process to evaluate characteristics of issuers and securities such as credit risk, liquidity, yield metrics, duration, interest rate sensitivity, and other fundamental characteristics. This process results in a portfolio constructed following a relative value discipline, by which the adviser constructs a portfolio that captures attractive yields, reduces the costs of credit downgrades and defaults, and mitigates other risks. The adviser may sell securities when it believes a different investment presents a more attractive risk return opportunity, or market conditions have changed.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to money market instruments, including cash, cash equivalents, certificates of deposit, bankers’ acceptances, commercial paper, and repurchase agreements. By doing so, the Fund may be able to meet shareholder redemptions without selling holdings and realizing gains and losses. The Fund may have difficulty meeting its investment objective if holding a significant cash position.

Temporary Defensive Positioning

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal

6

investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may invest up to 100% of its assets in cash, money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, bonds, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Active Management Risk. The strategy used by the Adviser may fail to produce the intended results or the Adviser’s judgments about an investment may prove to be incorrect, which could adversely impact the Fund’s performance.

●	Below Investment Grade Securities Risk. Although securities rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, securities rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund. The major risks of securities rated below investment grade include an increased risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, index, or rate, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, index, or rate; the loss of principal; the counterparty to a derivative transaction may not fulfil its contractual obligations; and mispricing or improper valuation. The derivatives used by the Fund may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

7

o	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.
o	Credit Default Swaps Risk. Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
o	Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of interest rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
o	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited.

●	Emerging Market Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. There may also be less reliable or publicly available information about

8

emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on inspection, investigation, and enforcement by the Public Company Accounting Oversight Board), which could cause errors in the implementation of the Fund’s investment strategy. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

●	Fixed Income Securities Risk. The Fund may invest in fixed income securities, which involve certain risks including:

○	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

○	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

○	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

○	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

○	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

○	Variable and Floating Rate Instrument Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the

9

resetting of the floating rates on the floating rate debt in a fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	MBS, ABS, and CMBS Risk. ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Because ABS are typically backed by consumer loans, their default rates tend to be sensitive to the unemployment rate and overall economic conditions. MBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Certain individual securities may be more sensitive to default rates because payments may be subordinated to other securities of the same issuer. Additionally, ABS, MBS and CMBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund

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may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

CMBS are subject to certain other risks. The market for CMBS developed more recently than that for Residential Mortgage Backed Securities (“RMBS”) and is relatively small in terms of outstanding principal amount of issues compared to the RMBS market. CMBS are also subject to risks associated with a lack of standardized terms, shorter maturities than residential mortgage loans, and payment of all or substantially all of the principal at maturity, rather than regular amortization of principal. Moreover, the type and use of a particular commercial property may add to the risk of CMBS investments. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-backed securities secured by loans on commercial properties than on those secured by residential properties.

●	New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

●	Portfolio Turnover Risk. A high portfolio turnover rate may result in higher costs, which may have a negative impact on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

●	U.S. Government Securities Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises, such as FNMA, may not be backed by the full faith and credit of the U.S. government.

Changes in Investment Objective or Policies

The Board may change the Fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s other investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the Statement of Additional Information.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be

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breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value (“NAV”); impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

HISTORICAL PERFORMANCE OF THE ADVISER’S PRIVATE ACCOUNTS

The table below sets forth performance data relating to the historical performance of the Adviser’s separately managed accounts, which represents all of the accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the Adviser in the management of the Fund (the “Composite”). The data, which has been provided by the Adviser, is provided to illustrate the past performance of the Adviser in managing a strategy with substantially similar investment strategies, as measured against the Bloomberg US Aggregate Bond Index and does not represent the performance of the Fund. You should not consider the past performance of the Composite as indicative of the future performance of the Fund. The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the strategy had been regulated as an investment company. The performance of the Composite was calculated in accordance with the Global Investment Performance Standards (GIPS®) maintained by the CFA Institute. The method used to calculate the Composite’s performance differs from the Securities and Exchange Commission’s standardized method of calculating performance and may produce different results.

The performance presented below for the Composite is shown gross and net of all fees for the accounts. The Composite’s fees were lower than those of the Fund, so performance results would have been lower if the Composite had an expense ratio comparable to that of the Fund. The Composite did not charge a sales load. Results include the reinvestment of dividends and capital gains. Returns from cash and cash equivalents in the Composite are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.

Composite Average Annual Total Returns

For the periods ended June 30, 2025

	1 Year	3 Years	5 Years	10 Years
LCAM Core Plus Fixed Income – (Composite) (Gross)	6.72%	4.42%	0.64%	2.71%
LCAM Core Plus Fixed Income – (Composite) (Net)	6.55%	4.23%	0.39%	2.52%
Bloomberg US Aggregate Bond Index (1)	6.08%	2.55%	-0.73%	1.76%

1.	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Loop Capital Asset Management - TCH, LLC (the “Adviser” or “LCAM”), located at 1001 Brickell Bay Drive, Suite 2100, Miami, FL 33131, serves as Adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund and its portfolio. The Adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold by the Fund, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies and corporate actions solicited by portfolio companies.

The Adviser provides investment management services to the Fund and has managed institutional fixed income portfolios for over 30 years. As of [__], 2025, the Adviser managed over $[ ] billion in assets on behalf of its clients.

For its services, the Adviser is entitled to receive a management fee from the Fund equal to [ ]% of the average daily net assets of the Fund.

The Adviser, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time-to-time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board considered in approving the Fund’s management agreement shall be included in Form N-CSR, which will be available on the Fund’s website at [__] and, upon request, delivered in paper or electronic format in any of the ways set forth under “How to Obtain Copies of Other Fund Documents” below.

Portfolio Managers

The investment decisions for the Fund are made by the following individuals, who are responsible for the day-to-day management of the Fund’s portfolio.

Scott Kimball, CFA – Mr. Kimball serves as the Chief Investment Officer for LCAM, reporting directly to the CEO of the LCAM. In this role, he oversees the strategic management of LCAM and the implementation of the team’s collaborative investment process. Emphasizing a team-based approach, he and the portfolio managers implement protocol for portfolio construction and risk budgeting of client accounts. He joined LCAM in 2007 and served as a research analyst prior to joining the portfolio management team in 2011 and has since served a as member of the team’s management and investment committees. Scott previously held positions at Merrill Lynch and other boutique investment firms, beginning his career in the investment industry in 2003. He earned his bachelor’s degree in international business from Stetson University and holds an M.B.A. from the University of Miami. He is a CFA® charterholder. Additionally, Scott frequently appears on CNBC and Bloomberg Television as well as being a regularly featured source for The Wall Street Journal and Barron’s.

Frank Reda, CMT— Mr. Reda is a Managing Director and is responsible for LCAM’s investment policy and strategy and manages client portfolios. As Head of Trading, Mr. Reda oversees trading and broker relationship management. He joined LCAM in 2001 and holds an M.S. in finance from Florida International University and a B.S. in economics

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and finance from Barry University. Mr. Reda was awarded the Chartered Market Technician (CMT) designation in 2011.

Timothy Alt, CFA, CMT– Mr. Alt is a Managing Director responsible for the LCAM’s investment policy and strategy as well as managing client portfolios. He joined LCAM in 2019. Tim began his investment career in 2006 and his portfolio management experience in 2015. He served as Portfolio Manager and Strategist at Aviva Investors, where he helped manage domestic and global fixed income strategies. Prior to that, he held positions at BNP Paribas and Principal Global Investors. He holds a bachelor’s degree in Economics from Lawrence University. In addition, he holds the CFA® and CMT designations.

Maria Egee – Ms. Egee is a portfolio manager responsible for the firm’s investment policy and strategy. In addition to managing current portfolios, Maria uses her extensive background in credit markets to focus on LCAM’s multi asset solutions. Maria began her career at Goldman Sachs where she traded both traditional securities and credit derivatives for 7 years. Immediately prior to joining LCAM, Maria was a senior credit trader at Bank of America, leading the singe-name credit default swap business and was named to the Forbes 30 under 30 class for 2018 in Finance. Maria holds a B.S.E in Finance from the Wharton School at the University of Pennsylvania.

Ronald Salinas, CFA – Mr. Salinas is responsible for LCAM’s investment policy and strategy and manages client portfolios. His more than two decades of expertise in fundamental credit analysis helps drive security selection for portfolios and he has extensive experience leading LCAM’s sustainable and high yield strategies. He joined LCAM in 2004 as a research analyst, specializing in the energy, basic industry and utility sectors prior to becoming the Head of Research in 2016. In his role as Head of Research, he was integral in implementing the credit process, enhancing the firm’s credit analysis infrastructure, including our proprietary methodology and training research analysts. Ronald holds an M.B.A. from the University of Miami and a B.B.A. in finance from the University of Notre Dame. In addition, he is a CFA® charterholder.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Fund.

ACCOUNT INFORMATION

How To Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $[__] and minimum subsequent investments are $[__]. The Adviser may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an

14

asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee (including commissions) by that intermediary.

BY DEPOSITING SECURITIES — Shares of the Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Adviser and satisfy applicable investment objectives and policies of the Fund. Investors interested in exchanging securities should first contact the Adviser and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The Fund must receive a written representation that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days of receipt of the written description of securities and the required representation, the Adviser will notify the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Adviser. Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund’s administrator and fund accountant. Securities are valued in the manner described for valuing Fund assets in the section entitled “Determination of Net Asset Value.” Acceptance of an order may occur on any day during the five-day period afforded the Adviser to review the acceptability of the securities. Upon acceptance of such order, the securities must be delivered in fully negotiable form within five days. The Adviser will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

●	a completed and signed investment application form; and

●	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund. The initial purchase cannot be made via ACH.

Mail the application and check to:

U.S. Mail:	Overnight:
LCAM Total Return Fund	LCAM Total Return Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at [ ] to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, (“Ultimus”) at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is received by the Fund. The purchase price per share will be the NAV next determined after the wire

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purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. The minimum for subsequent investments is $100. Each additional mail purchase request must contain:

●	your name

●	the name on your account(s)

●	your account number(s)

●	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly or at another frequency to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your purchase at any time, subject to the minimum of $100 per subsequent investment. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a $25 fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a 15-business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

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The Fund has authorized certain broker-dealers and other financial intermediaries (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial intermediary to transmit orders promptly to the Fund’s transfer agent.

How To Redeem Shares

You may receive redemption payments by check, ACH or federal wire transfer. The minimum redemption amount via ACH is $100 and the minimum redemption amount via wire is $1,000. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

The Fund encourages, to the extent possible, advance notification of large redemptions. The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

The Fund will normally pay your redemption proceeds to you in cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares in kind by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. Additionally, if the Fund redeems your shares in-kind, then you will bear the market risks associated with the securities paid to you as redemption proceeds. If you redeem your shares through a broker-dealer or other intermediary, you may be charged a fee (including commissions) by that intermediary.

By Mail – You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
LCAM Total Return Fund	LCAM Total Return Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in proper order are processed at the NAV next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may require a signature guarantee if a redemption is transmitted by ACH or wire to a bank other than the bank of record. The Fund may also require a signature guarantee for redemptions of $50,000 or more. Signature guarantees are for the

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protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at [ ] if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone – Unless you have opted out of telephone privileges, you may redeem any part of your account (up to $50,000) in the Fund by calling Shareholder Services at [ ]. Payment will be made by check mailed to the address of record unless you have previously provided electronic funds transfer instructions. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information – If you are not certain of the requirements for a redemption, please call Shareholder Services at [ ]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the seventh day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to 15 calendar days. Also, when the New York Stock Exchange (the “NYSE”) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the U. S. Securities and Exchange Commission (the “SEC”) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, pursuant to the Agreement and Declaration of Trust, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Tax Withholding – If your account is an IRA or other retirement plan account, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding. If you request a redemption by telephone, you will be asked whether or not the Fund should withhold federal income tax.

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Fund’s Policy on Market Timing - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where the Fund detects a pattern of purchases and sales of the Fund’s shares that indicates market timing or trading that the Fund determines is abusive. This policy generally applies to all shareholders of the Fund.

Ultimus, the Fund’s administrator, performs automated monitoring of short-term trading activity for the Fund. Instances of suspected short-term trading are investigated by the compliance department. If an instance is deemed a violation of the short-term trading policies of the Fund, then Ultimus notifies the Adviser and action, such as suspending future purchases, may be taken. A quarterly certification reporting any instances of short-term trading in violation of the Fund’s policies is provided to the Board.

There is no guarantee that the Fund will be able to detect or deter market timing in all accounts. In particular, many shareholders may invest in the Fund through financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts—in which Fund shares are held in the name of an intermediary on behalf of multiple beneficial owners—are a common form that financial intermediaries (including brokers, advisers, and third-party administrators) use to hold shares for their clients. In general, the Fund is not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in market timing. Ultimus reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If cash flows or other information indicate that market timing may be taking place, the Fund will seek the intermediary’s assistance to help identify and remedy any market timing. However, the Fund’s ability to monitor and deter market timing in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial intermediaries. Financial intermediaries may apply different or additional limits on frequent trading. If you invest in the Fund through an intermediary, please read that intermediary’s program materials carefully to learn of any additional rules or fees that may apply.

Summary of Shareholder Fees

Below are fees that may be paid by shareholders of the Fund, some of which have been addressed above:

Annual IRA Custodial Fee	$25.00
Removal of excess contribution or Roth conversion/recharacterization	$25.00
Outbound Wire	$15.00
Returned ACH/Bounced Check	$25.00
IRA Withdrawal Fee (transfer or redemption)	$25.00
Overnight Delivery	$35.00
Statement Retrieval Fee	$25.00

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

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Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s NAV per share. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

Equity securities are generally valued by using market quotations. Equity securities traded on a securities exchange are valued at the last sales price reported by the primary exchange on which the securities are listed. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded on a securities exchange for which a last-quote price is not readily available will be valued at the last bid price.

In the event that market quotations are not readily available or are considered unreliable due to market or other events (including events that occur after the close of the trading market but before the calculation of the NAV), then the securities are valued in good faith by the Adviser pursuant to guidelines established by the Board. The Pricing & Liquidity Committee of the Board will review and approve any fair valuations provided by the Adviser. When pricing securities using the fair value guidelines established by the Board, the Adviser seeks to assign a value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.

Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.

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Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. The Fund expects that its distributions will consist primarily of net investment income. The Fund expects to distribute net investment income monthly and realized net capital gains at least annually. These distributions, if any, are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The net investment dividend income you receive, whether or not reinvested, will be taxed as ordinary income. However, distributions of “qualified dividend income” (generally, dividends received by the Fund from domestic corporations and some foreign corporations) generally will be taxable to individuals and most trusts and estates at the same maximum federal income tax rate applicable to capital gains (currently 20%).

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. Currently, long-term capital gains are generally taxable to individuals and most trusts and estates at a maximum federal income tax rate of 20%. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

●	Postal or other delivery service is unable to deliver checks to the address of record;

●	Dividends and capital gain distributions are not cashed within 180 days; or

●	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares for a gain is usually a taxable event to the Fund’s shareholders as long-term or short-term capital gains, depending on whether you held the shares for more than one year or less than that period, respectively. Losses are subject to special rules.

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An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 24% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 24% (or any applicable higher rate) of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities generally include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as the default tax lot identification method for all shareholders. This tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s default tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different from the Fund’s default lot identification method at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected the Fund’s performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the prospectus and contains additional information about the Fund and their investment restrictions, risks, policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the Fund’s current SAI and Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet: Download these documents from the Fund’s website at [     ].

By Telephone: Call Shareholder Services at [     ].

By Mail: Send a written request to:

LCAM Total Return Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Information about the Fund (including the SAI and other reports) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act #811-21237

The information in this preliminary statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Preliminary SAI dated August 27, 2025

LCAM STRATEGIC INCOME FUND ([    ])

STATEMENT OF ADDITIONAL INFORMATION

[__], 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Fund’s current prospectus (the “Prospectus”). To obtain a copy of the Prospectus, free of charge, please write to the transfer agent at Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, call Shareholder Services at 1-877-627-8504, or visit the Fund’s website at loopcapital.com.

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS	2
LIQUIDITY RISK MANAGEMENT PROGRAM	18
INVESTMENT LIMITATIONS	18
INVESTMENT ADVISER	19
TRUSTEES AND OFFICERS	22
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PORTFOLIO TURNOVER	29
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	29
PORTFOLIO TRANSACTIONS AND BROKERAGE	29
CODE OF ETHICS	30
DISCLOSURE OF PORTFOLIO HOLDINGS	30
DISTRIBUTION PLAN	31
PROXY VOTING POLICY	31
DETERMINATION OF NET ASSET VALUE	32
REDEMPTION IN-KIND	33
STATUS AND TAXATION OF THE FUND	33
CUSTODIAN	36
FUND SERVICES	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
DISTRIBUTOR	36
FINANCIAL STATEMENTS	36
APPENDIX	A-1

DESCRIPTION OF THE TRUST AND THE FUND

The LCAM Strategic Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 19, 2025. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Loop Capital Asset Management - TCH, LLC (the “Adviser”).

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Board, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to involuntary redemption if the Board determines to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value (“NAV”) next computed after they are received by an

1

authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.       Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

The Fund may invest in American Depositary Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

B.       Debt Securities. The Fund may invest in debt securities, including debt securities that are convertible into common stocks. The Fund may invest in lower-rated bonds that are rated below investment-grade, commonly referred to as “junk bonds” (bonds that are rated below BBB or its equivalent by any nationally recognized securities rating agency rating such bonds, or in unrated bonds that the Adviser believes are of comparable quality), and in exchange traded funds and closed-end funds that invest in these types of bonds. Debt securities rated below investment-grade are considered to have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly

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in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial conditions are adequate to meet future obligations, have improved, or is expected to improve in the future. The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. For a more detailed description of ratings, see the Appendix.

C.       Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may

3

not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks in which the Fund invests will be rated at least BBB by S&P or Baa by Moody’s or, if unrated, of comparable quality in the opinion of the Adviser. Moody’s Ratings with respect to preferred stocks do not purport to indicate the future status of payments of dividends.

D.       Cash Management. The Fund may invest directly in cash, ETFs and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. Various short-term fixed-income securities that the Fund invest in for cash management purposes are described below:

U.S. Government Obligations. The Fund may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Repurchase Agreements. Repurchase agreements are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Adviser. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to the Fund’s limit on illiquid securities. When entering into a repurchase agreement, the Fund may lose money in the event that the other party defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. The Fund also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund’s total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Commercial Paper. Investments by the Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

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E.       Derivatives. The Fund may use derivatives for any lawful purpose consistent with its investment objective.

Swaps. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or “collar” amounts.

The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund).

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 (“IRC”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated.

Credit Derivatives. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may

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either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on a designated index and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund’s exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

Futures. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed-upon price. Futures transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded futures contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded futures contracts is the creditworthiness of the exchange. Such futures contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, the investor bears the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

Initially, when purchasing or selling futures contracts, an investor will be required to deposit with its custodian, in the broker’s name, or with the broker directly, an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the investor upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, an investor may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract. Generally, futures contracts are closed out prior to the expiration date of the contracts.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the investor to substantial losses. If it is not possible, or the investor determines not to close a futures position in anticipation of adverse

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price movements, the investor will be required to make daily cash payments of variation margin.

The value of a futures contract tends to increase and decrease consistent with the fluctuation in value of the asset underlying the contract. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying security.

F.       Options. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund

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and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

G.       Short Sales. The Fund may engage in short selling of securities. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Adviser’s expense cap agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

H.       Rule 144A Securities. The Fund may invest in Rule 144A securities that the Adviser determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Fund’s illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Adviser in accordance with the requirements established by Board. In determining the liquidity of such securities, the Adviser will consider, among other things, the following factors: (1) the

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frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

I.       Shares of Other Investment Companies. The Fund may invest in shares of other investment companies, such as other mutual funds (open- or closed-end), money market funds, unit investment trusts, and exchange-traded funds (“ETFs”). For example, the Fund may invest in ETFs the investments of which are consistent with the Fund’s own investment strategy. In addition, the Fund also may invest in ETFs that do not meet such investment strategy, for defensive and other purposes. As a shareholder of an investment company, the Fund will indirectly bear its pro rata portion of service and other fees of such other investment company, which are in addition to the fees the Fund pays its service providers. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the underlying funds in which the Fund invests. Shareholders also may incur increased transaction costs as a result of the Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the underlying funds. The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to redeem its investment in an underlying fund in the event of dissatisfaction with the fund.

The structure of a closed-end fund poses additional risks than are involved when investing in most mutual funds. For example, most closed-end funds leverage a higher percentage of their assets (that is, using borrowed money to buy additional assets). Leveraging can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. Unlike mutual funds, closed-end fund shares generally are not redeemable. Closed-end funds generally sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange (the “NYSE”) or the Nasdaq Stock Market. A closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. If a closed-end fund’s underlying market falls and the fund’s discount increases or its premium decreases, the price return of the closed-end fund — the actual return to the shareholder — will be less than the fund’s NAV return. Most closed-end funds trade actively, and their shares are liquid. Some closed-end funds, however, trade less actively, and may not be very liquid. The market price of a closed-end fund’s shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to NAV.

The Fund may invest in business development companies (“BDCs”), a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. BDCs make available significant managerial assistance to those portfolio companies. BDCs are not required to register as investment companies under the Investment Company Act of 1940, as amended. They are, however, required to register their securities under the Securities Exchange Act of 1934.

J.       Exchange Traded Notes. The Fund may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating

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and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

K.       Asset-Backed Securities. Asset-backed securities (“ABS”) are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class.

L.       Mortgage-Backed Securities. MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

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There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

M.       Loans. Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants

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contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.

Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate will typically be the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. Since June 30, 2023, most LIBOR settings have ceased to be published. The nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally is unknown.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for

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many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

N.       Municipal Securities.

Municipal Lease Obligations. Municipal lease obligations (“MLOs”) MLO are bonds that are secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of

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the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can

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be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the

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presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

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The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Schedule of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

O.       Trust Certificates. Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

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LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is designed to reasonably assess and manage the liquidity risk of each individual series of the Trust, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report.

INVESTMENT LIMITATIONS

A.       Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund). As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.       Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.       Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the U.S. Securities and Exchange Commission (the “SEC”) or its staff.

3.       Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.       Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.       Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

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6.       Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.       Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.       Non-Fundamental. The following limitations have been adopted by the Trust for the Fund and are non-fundamental (i.e., they are other investment practices that may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy).

1.       Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.       Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.       Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

INVESTMENT ADVISER

Loop Capital Asset Management - TCH, LLC, located at 1001 Brickell Bay Drive, Suite 2100, Miami, FL 33131, serves as Adviser to the Fund. The adviser is wholly owned by Loop Capital Holdings, LLC, a Delaware limited liability company. The Adviser was founded in 1985 and registered with the Securities and Exchange Commission (the “SEC”) in February 2009.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the

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Adviser a management fee equal [    ]% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund for a portion of other expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) in order to limit total annual operating expenses to 1.00% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is in place through [    ], 2026 and may not be terminated prior to that date except by the Board upon sixty days’ notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment.

A discussion of the factors that the Board considered in renewing the Fund’s management agreement will be included in the Fund’s first annual or semi-annual report.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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About the Portfolio Manager

Scott Kimball, Timothy Alt, Maria Egee, Andrea Villareal, and Ronald Salinas (each, a “Portfolio Manager”) are the portfolio managers responsible for the day-to-day management of the Fund and have ultimate decision-making authority related to investments made by the Fund. As of [__], 2025, the Portfolio Managers were responsible for the management of the following types of accounts, in addition to the Fund:

Type of Account	Number of Other Accounts Managed	Total Assets ([millions]/[billions])	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee ([millions]/(billions))
SCOTT KIMBALL
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
TIMOTHY ALT
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
MARIA EGEE
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
ANDRE VILLAREAL
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
RONALD SALINAS
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]

The Portfolio Managers are compensated [    ].

To the extent that the Fund and another of the Adviser’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

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TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Daniel J. Condon (1950) Chair, May 2022 to present; Chair of the Audit Committee and Chair of the Governance & Nominating Committee, May 2020 to May 2022; Independent Trustee, December 2002 to present

Current: Member, Manager, Daniel Thomas Enterprises LLC (since 2024); Trustee, OneAscent Capital Opportunities Fund (April 2024 – present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Kenneth G.Y. Grant (1949) Chair of the Governance & Nominating Committee, May 2022 to present; Chair, January 2017 to May 2022; Independent Trustee, May 2008 to present

Current: Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Advisory Board Member, AKRA Investment Services Inc. (January 2024 – present); Trustee and Chair, OneAscent Capital Opportunities Fund (April 2024 – present); Director, Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (2024 – present).

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment products (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans; Trustee, Peak Income Plus Fund (May 2022 – 2024); Director, Advisors Charitable Gift Fund, a Donor Advised Fund (2020 - 2024).

Freddie Jacobs, Jr. (1970) Independent Trustee, September 2022 to present

Current: President and Chief Executive Officer Northeast Retirement Services LLC (NRS), and its subsidiary Global Trust Company (GTC). NRS is a transfer agent and fund administrator; GTC is a non-depository trust company sponsoring private investment products (2025 - present); Chairman of the Board of Crispus Attucks Fund (2020– present); Board Member of Camp Harbor View (2020 – present); Director, Sportsmen’s Tennis and Education Center (2019 – present).

Previous: Chief Operating Officer and Chief Risk Officer NRS, and GTC (2021 – 2024); Senior Risk Officer NRS (2013 – 2021); Trustee, Peak Income Plus Fund (May 2022 – February 2023); Trustee of Buckingham Browne & Nichols (2017 – June 2023).

Catharine B. McGauley (1977) Chair of the Pricing & Liquidity Committee, November 2022 to present; Independent Trustee, September 2022 to present

Current: Lead Portfolio Manager of Atlantic Charter Insurance, a workers’ compensation insurer, (2010 – present); Investment Advisor for a Family Office (2015 – present); Senior Analyst/Advisor for a Boston real estate company and related family (2010 – present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Ronald C. Tritschler (1952) Chair of the Audit Committee, May 2022 to present; Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, (2001 – present); Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present); Director, Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (2024 – present); Director (Chair), President, and owner of Patron Properties, a real estate development and holding company (2015-present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023); Director, Mountain Valley Insurance Company (2016 – July 2025); Director, Director of First State Bank of the Southeast (2000 – July 2025).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this SAI, the Trust consists of, and each Trustee oversees, 30 series.

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The following table provides information regarding the interested Trustee and officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) Interested Trustee, August 2020 to present; President, January 2016 to August 2021

Current: Retired. Interested Trustee, OneAscent Capital Opportunities Fund (April 2024 – present).

Previous: Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC (2013 – April 2023); Interested Trustee of Ultimus Managers Trust (January 2021 – April 2023); Interested Trustee, Peak Income Plus Fund (May 2022 – 2024); Interested Trustee, Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund (November 2022 – 2024).

Martin R. Dean (1963)

President, August 2021 to present; Vice President, November 2020 to August 2021; Chief Compliance Officer, April 2021 to August 2021; Assistant Chief Compliance Officer, January 2016 to April 2021

Current: President, Northern Lights Compliance Services (2023 – present). Previous: Senior Vice President, Head of Fund Compliance of Ultimus Fund Solutions, LLC (2016 – January 2023).

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present	Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (2015 – present).

Kevin M. Traegner (1985) Assistant Treasurer, November 2020 to present	Current: Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC (2016 – present).

Gweneth K. Gosselink (1955) Chief Compliance Officer, August 2021 to present	Current: Vice President, Compliance Officer of Northern Lights Compliance Services, LLC (2019 – present). Previous: Chief Operating Officer & CCO at Miles Capital, Inc. (2013 – 2019).
Stacey A. Havens (1965) Vice President, August 2023 to present; Relationship Manager, November 2009 to August 2023	Current: Vice President, Relationship Management for Ultimus Fund Solutions, LLC (2015 – present).
Jessica Chase (1970) Vice President, August 2024 to present

Current: Senior Vice President, Relationship Management for Ultimus Fund Solutions, LLC (2023 – present).

Previous: President and Principal Executive Officer and Interested Trustee of Forum Funds, Forum Funds II and U.S. Global Investors Funds (2015 – June 2023); Director, Apex Funds Services (2022 – June 2023); Director, Client Relationship and Trust Management, Apex Funds Services (2019 – January 2022).

Elisabeth A. Dahl (1962) Secretary, May 2017 to present; Assistant Secretary, March 2016 to May 2017	Current: Attorney, Ultimus Fund Solutions, LLC (2016 – present).
Angela D. Helton (1964) Assistant Secretary, August 2024 to present	Current: Paralegal, Ultimus Fund Solutions, LLC (2019 – present).
Timothy J. Shaloo (1970) AML Compliance Officer, August 2023 to present	Current: AVP, Compliance Officer, Northern Lights Compliance Services, LLC (2021 - present) Previous: Compliance Specialist, Ultimus Fund Solutions, LLC (2016 – 2020).

*	The business address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

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In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002 and currently serves as Chair of the Board. He served as Chair of the Audit Committee and the Governance & Nominating Committee of the Board from May 2020 to May 2022. He has also served as trustee of three other registered investment companies, and currently serves as a Trustee of OneAscent Capital Opportunities Fund (since April 2024). Mr. Condon has been Manager and Member of Daniel Thomas Enterprises LLC since 2024. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. From 2002 to 2017 he served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Kenneth G.Y. Grant – Mr. Grant, an Independent Trustee of the Trust since 2008, currently serves as Chair of the Governance & Nominating Committee of the Board. He served as Chair of the Board from January 2017 to May 2022. Mr. Grant has over 40 years of executive leadership experience, founding and leading multiple financial services firms. Previously, he was an Executive Vice President of a retirement benefit plan administrator, and a Director, Executive Vice President and Chief Officer Corporate Development for a trust company that sponsors private investment products. He was also a Director, Executive Vice President and Chief Officer Corporate Development for a firm administering more than US $1 trillion in global pension, endowment, corporate, public and other commingled assets. He was also an Executive Vice President of a retirement association serving multiple employers. Mr. Grant is a Trustee, President (since 2023) and member of the Presbytery of Boston, Presbyterian Church (USA), Chair of the Investment Committee of the Massachusetts Council of Churches and previously a member of the Board, Lift Up Africa. He is a Member, Dean’s Advisory Board, Boston University School of Theology and a Director, Oceana Palms Condominium Association, Inc. Mr. Grant has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2019. Mr. Grant has been a Director of Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. since 2024. Mr. Grant was a Trustee and Chair of the Board of Peak Income Plus Fund from May 2022 to 2024, and a Director of Advisors Charitable Gift Fund, a Donor Advised Fund, from 2020 to 2024. He has served as an Advisory Board Member of AKRA Investment Services Inc. since January 2024 and as a Trustee and Chair of OneAscent Capital Opportunities Fund (since April 2024). He has a B.A. in Psychology from Syracuse University, a ThM in Theology and Ethics from Boston University and a M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his experience in investment and trust product development and administration, and financial service and retirement plan management.

Freddie Jacobs Jr. - Mr. Jacobs has been a Trustee of the Trust since September of 2022, and currently serves as the President and Chief Executive Officer of Northeast Retirement Services, LLC (NRS), and NRS’ subsidiary Global Trust Company (GTC). NRS is a subsidiary of BPAS. Additionally, he is President of Institutional Trust Services of BPAS.   Ultimus Fund Solutions, LLC has an agreement with Hand Benefits & Trust Company, a subsidiary of BPAS, to provide transfer agent, fund accounting and transfer agent services to certain clients of Hand Benefits & Trust

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Company. In these roles Mr. Jacobs is responsible for oversight of the strategy and profitability for the Trust companies of BPAS. Mr. Jacobs has over thirty years of experience in the investment industry, and joined NRS in November of 2013. Since joining NRS, he has served in many positions, most recently as the Chief Operating Officer and Chief Risk Officer. Prior to joining NRS Mr. Jacobs spent two years at JP Morgan where he created and lead the 40’ Act Compliance Reporting Services Team. Prior to JP Morgan he spent four years with State Street Bank as a Risk Manager for Investor Services. While at State Street he was responsible for new product reviews, new business risk assessments, risk control self-assessments, and other duties related to mitigating risks to the organization. Prior to State Street’s acquisition of Investors Bank and Trust (IBT) Mr. Jacobs was the Director of Operational Risk and Compliance for Mutual Fund Administration at IBT. Before joining IBT he accumulated over ten years of experience in various roles at various organizations. He was the Vice President of Fund Administration for Unified Fund Services (“UFS”, later acquired by Huntington Bank) in Indianapolis, IN, and was the CFO for the UFS sponsored Unified Series Trust. Mr. Jacobs began his career with Arthur Andersen as an auditor in Milwaukee, WI, and later worked at U.S. Bancorp Fund Services as an AVP in Fund Administration and Sunstone Financial Group (later acquired by UMB) as a Financial Analyst. Mr. Jacobs is originally from Milwaukee Wisconsin and graduated from Hampton University with a Bachelor’s degree in Accounting, and is a Certified Public Accountant.

Catharine Barrow McGauley - Ms. McGauley has been an Independent Trustee of the Trust since September of 2022 and currently serves as Chair of the Pricing & Liquidity Committee of the Board. She has over 20 years of financial services industry experience which includes institutional and individual portfolio management, securities research, and risk management. She currently serves as lead portfolio manager for Atlantic Charter Insurance (ACI), one of Massachusetts’ leading workers’ compensation insurers. Ms. McGauley also currently serves as an investment adviser for a family office and senior analyst/advisor for a large real estate company in Boston and related family. Collectively she oversees roughly $500 million in assets. Prior to joining ACI in 2010, Ms. McGauley spent two years as an investment advisor at JP Morgan where she managed over $100 million of investments for high net worth clients. She also spent four years as a portfolio manager with Wilmington Trust/Bigham Legg Advisors where she was a voting member of the firm’s investment committee whose responsibility was to determine the core strategic and tactical allocation of assets in client accounts. In addition, she is an active investment committee member for several charities.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002 and currently serves as Chair of the Audit Committee of the Board. He also has served as trustee of three other registered investment companies. From 1989 to 2021, he was an owner, director, vice president and general counsel of a company that operated 30 convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company with over 2 million rentable square feet of property under management. He was a director of First State Bank of the Southeast and its holding company, as well as a member of its Directors’ Loan Committee, Audit Committee, and Personnel Committee from 2000 to July 2025. Mr. Tritschler was a Director of Mountain Valley Insurance Company from 2016 to July 2025. He is a member of the Board of Directors of The Downtown Lexington Management Commission, a member of the Board of Trustees of Coaches for Kids which is affiliated with the University of Kentucky Children’s Hospital, and a member of the Advisory Board for the Baldwin-Wallace University School of Business. He has been the Director (Chair), President, and owner of Patron Properties, a land development and property holding company, since 2015. Mr. Tritschler has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2020. Mr. Tritschler has been a Director of Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. since 2024. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace University and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

David R. Carson – Mr. Carson has been an Interested Trustee of the Trust since 2020, and served as President of the Trust from 2016 to 2021. Mr. Carson was a Trustee of Ultimus Managers Trust from January 2021 to April 2023. From 2013 to April 2023, Mr. Carson was a Senior Vice President and Vice President of Client Strategies at Ultimus Fund Solutions, LLC, the Trust’s current administrator. Mr. Carson served in other capacities, including chief compliance officer and chief operations officer, for other registered investment companies from 1994 to 2013. He

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currently serves as an interested Trustee of OneAscent Capital Opportunities Fund (since April 2024). Mr. Carson was a Trustee of Peak Income Plus Fund from May 2022 to 2024. Mr. Carson was a Trustee of Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund from November 2022 to 2024.

Independent Trustees Messrs. Condon and Tritschler each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Mr. Grant has experience conducting due diligence on and evaluating investment advisers as an officer of a trust company which sponsors collective investment trusts and manages limited liability investment corporations. This means that he is qualified to review annually each adviser’s qualifications, including the qualification of the Adviser to serve as adviser to the Fund. Mr. Jacobs’ experience in the mutual funds industry, including his current role as president and chief executive officer of Northeast Retirement Systems, LLC, and Ms. McGauley’s experience in the financial industry in various portfolio management and risk management roles, provide them with the ability to review advisers’ risk management programs and other investment related risks. Mr. Carson’s previous experience as an officer of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Pricing & Liquidity Committee, and the Governance & Nominating Committee as described below:

●	The Audit Committee currently consists of Messrs. Condon, Jacobs and Tritschler. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board. The Audit Committee expects to meet [ ] times during the fiscal year ending [ ].

●	The Pricing & Liquidity Committee is responsible for reviewing fair valuation determinations and approving those for any series of the Trust that does not have a Valuation Designee. The Pricing & Liquidity Committee currently consists of Messrs. Carson and Grant, and Ms. McGauley, except that any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to any meetings to review or approve fair valuations, the Pricing & Liquidity Committee expects to meet four times during the fiscal year ending [ ], 2025.

●	The Governance & Nominating Committee consists of all of the Independent Trustees. The Governance & Nominating Committee is responsible for overseeing the composition of the Board and qualifications and independence of its members, compensation, education and other governance matters, as well as succession of Board members. The Committee currently does not accept recommendations of nominees from shareholders. The Governance & Nominating Committee expects to meet four times during the fiscal year ending [ ], 2025.

The Audit Committee and the Pricing & Liquidity Committee meet at least quarterly, and each Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Governance & Nominating Committee meets on an as needed basis. All Committees report directly to the full Board.

The Independent Trustees have engaged independent legal counsel to provide advice on regulatory, compliance and other topics. This legal counsel also serves as counsel to the Trust. In addition, the Board, on behalf of the Trust, has engaged Northern Lights Compliance Services, LLC to provide a Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. The CCO is also an officer of the Trust and reports to the Board at least

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quarterly any material compliance items that have arisen, and annually she provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

●	Assess the quality of the information the CCO receives from internal and external sources;

●	Assess how Trust personnel monitor and evaluate risks;

●	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

●	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

●	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees, under normal circumstances, meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. Beginning in March 2020, the Trustees have been permitted to conduct quarterly meetings telephonically or by video conference in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns and restrictions related to the COVID-19 pandemic. The Trustees acknowledge that all actions that require a vote of the Trustees at an in-person meeting will be ratified, as required by the SEC’s relief, at the next in-person meeting. The Trustees may continue to rely on the SEC relief if needed, so long as it is available. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

The Board has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees assess the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are

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required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of [__].

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
David R. Carson	None	[__]
Daniel J. Condon	None	[__]
Kenneth G.Y. Grant	None	[__]
Freddie Jacobs, Jr.	None	[__]
Catharine B. McGauley	None	[__]
Ronald C. Tritschler	None	[__]

*	As of the date of this SAI, the Trust consists of [__] series.

In calendar year 2025, each Trustee of the Trust will receive annual compensation of $3,240 per fund from the Trust, except that the Chair of the Audit Committee, the Chair of the Governance & Nominating Committee, and the Chair of the Pricing & Liquidity Committee will each receive annual compensation of $3,740 per fund from the Trust, and the Independent Chair of the Board will receive $3,950 per fund from the Trust. Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. For Funds that have two or more sub-advisers, each Trustee shall be paid an additional $500 per sub-adviser per annum for each sub-adviser after the first. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

Set forth below is the estimated annual compensation to be paid by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and Trustees’ and officers’ expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable. The Trust does not compensate its officers.

Name and Position	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Daniel J. Condon, Independent Trustee and Chair of the Board	$	[__]	$0	$0	$	[__]
Kenneth G.Y. Grant, Independent Trustee and Chair of the Governance & Nominating Committee	$	[__]	$0	$0	$	[__]
Catharine B. McGauley, Independent Trustee and Chair of the Pricing & Liquidity Committee	$	[__]	$0	$0	$	[__]
Ronald C. Tritschler, Independent Trustee and Chair of the Audit Committee	$	[__]	$0	$0	$	[__]
Freddie Jacobs, Jr., Independent Trustee	$	[__]	$0	$0	$	[__]
David R. Carson, Interested Trustee	$	[__]	$0	$0	$	[__]

[1]	As of the date of this SAI, the Trust consists of [__] series.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a fund is presumed to be a control person of the fund. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of the date of this SAI, no shareholder controlled the Fund and the Trustees and officers as a group owned no shares of the Fund.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. Turnover can rise and fall based on volatility, liquidity, and trading strategies of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Ultimus Fund Solutions, LLC, (“Ultimus”) subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers

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or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

CODE OF ETHICS

The Trust, the Adviser, and the Fund’s Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund or the Adviser, free of charge, by calling the Fund at 1-877-627-8504. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third parties prior to the day after the information is posted to a public website which may be the SEC’s website. As described below, the policies allow for disclosure of non-public portfolio information to third parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided, that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Adviser,

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Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

DISTRIBUTION PLAN

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was initially approved by a majority of the Board, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on [    ], 2025.

The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit the Fund’s shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Trustees also expect that the Plan will significantly enhance the Fund’s ability to distribute its shares. The Fund has not implemented the Plan, although the Fund may do so at any time upon 60 days’ notice to shareholders.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser’s policy provides that generally the Adviser will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board and vote the proxy in accordance with the

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Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of the Fund’s shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at 1-877-627-8504, or by writing to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th, is filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record is available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s website or on the Fund’s website at loopcapital.com.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus. The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Equity securities generally are valued by using market quotations. Equity securities traded on a securities exchange for which a last-quoted sales price is readily available are generally valued at the last quoted sale price as reported by the primary exchange on which the securities are listed. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities listed on the NASDAQ National Market System are generally valued by a pricing service at the NASDAQ Official Closing Price, which may differ from the last sales price reported.

Options traded on major exchanges are valued at the last quoted sales price on their primary exchange. If there is no reported sale on the valuation date, such options are valued at the mean of the last bid and ask prices.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

In the event that market quotations are not readily available or are considered unreliable due to market or other events (including events that occur after the close of trading but before the calculation of the NAV), securities are valued in good faith by the Adviser, under the oversight of the Board’s Pricing & Liquidity Committee. The Board, through its

32

Pricing & Liquidity Committee, will review and approve any fair value provided by the Adviser. Any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing & Liquidity Committee will review all fair valued securities on a quarterly basis.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair market value.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares generally will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund would be subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

●	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

●	Diversify its investments in securities within certain statutory limits; and

●	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund may acquire zero coupon bonds or other securities issued with original issue discount (including pay-in-

33

kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from derivatives, if any, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward indefinitely to offset any capital gains.

Capital losses and specified gains realized after October 31st, and net investment losses realized after December 31st may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

Based on the number of shareholders, the Fund could be considered to be a personal holding company (a “PHC”) under the Internal Revenue Code. An entity is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly or indirectly by or for not more than 5 individuals. If the Fund is deemed a PHC, its undistributed personal holding company income (“UPHCI”) will be taxed at 20%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax imposed on the Fund and/or its distributions. Under the Code, a regulated investment company, such as the Fund, that is also a PHC is also taxed on any undistributed investment company taxable income at the highest corporate rate under the Code.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the

34

anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax professionals for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

35

CUSTODIAN

[__], located at [__] (the “Custodian”), is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Fund’s transfer agent, fund accountant, administrator and dividend disbursing agent. Certain officers of the Trust are employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is paid by the Fund for serving in such capacity

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, Ultimus provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. Ultimus also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of [__] (the “Auditor”), located at [__], has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending [__]. The Auditor will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

The Distributor is obligated to sell the shares of the Fund on a best-efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, there are no financial statements available.

36

APPENDIX

Standard & Poor’s Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC”, and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reserved for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

A-1

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

A-2

The information in this preliminary statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Preliminary SAI dated August 27, 2025

LCAM TOTAL RETURN FUND ([    ])

STATEMENT OF ADDITIONAL INFORMATION

[__], 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Fund’s current prospectus (the “Prospectus”). To obtain a copy of the Prospectus or Annual Report, free of charge, please write to the transfer agent at Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, call Shareholder Services at 1-877-627-8504, or visit the Fund’s website at loopcapital.com.

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS	2
LIQUIDITY RISK MANAGEMENT PROGRAM	18
INVESTMENT LIMITATIONS	18
INVESTMENT ADVISER	19
TRUSTEES AND OFFICERS	21
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PORTFOLIO TURNOVER	29
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	29
PORTFOLIO TRANSACTIONS AND BROKERAGE	29
CODE OF ETHICS	30
DISCLOSURE OF PORTFOLIO HOLDINGS	30
DISTRIBUTION PLAN	31
PROXY VOTING POLICY	31
DETERMINATION OF NET ASSET VALUE	32
REDEMPTION IN-KIND	33
STATUS AND TAXATION OF THE FUND	33
CUSTODIAN	35
FUND SERVICES	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
DISTRIBUTOR	36
FINANCIAL STATEMENTS	36
APPENDIX	A-1

DESCRIPTION OF THE TRUST AND THE FUND

The LCAM Total Return Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 19, 2025. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Loop Capital Asset Management - TCH, LLC (the “Adviser”).

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Board, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to involuntary redemption if the Board determines to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value (“NAV”) next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.       Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

The Fund may invest in American Depositary Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

B.       Debt Securities. The Fund may invest in debt securities, including debt securities that are convertible into common stocks. The Fund may invest in lower-rated bonds that are rated below investment-grade, commonly referred to as “junk bonds” (bonds that are rated below BBB or its equivalent by any nationally recognized securities rating agency rating such bonds, or in unrated bonds that the Adviser believes are of comparable quality), and in exchange traded funds and closed-end funds that invest in these types of bonds. Debt securities rated below investment-grade are considered to have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial conditions are adequate to meet future obligations, have improved, or is expected to improve in the future. The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. For a more detailed description of ratings, see the Appendix.

C.       Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks in which the Fund invests will be rated at least BBB by S&P or Baa by Moody’s or, if unrated, of comparable quality in the opinion of the Adviser. Moody’s Ratings with respect to preferred stocks do not purport to indicate the future status of payments of dividends.

D.       Cash Management. The Fund may invest directly in cash, ETFs and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. Various short-term fixed-income securities that the Fund invest in for cash management purposes are described below:

U.S. Government Obligations. The Fund may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Repurchase Agreements. Repurchase agreements are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Adviser. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to the Fund’s limit on illiquid securities. When entering into a repurchase agreement, the Fund may lose money in the event that the other party defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. The Fund also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund’s total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Commercial Paper. Investments by the Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

E.       Derivatives. The Fund may use derivatives for any lawful purpose consistent with its investment objective.

Swaps. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or “collar” amounts.

The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund).

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 (“IRC”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated.

Credit Derivatives. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on a designated index and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund’s exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

Futures. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed-upon price. Futures transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded futures contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded futures contracts is the creditworthiness of the exchange. Such futures contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, the investor bears the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

Initially, when purchasing or selling futures contracts, an investor will be required to deposit with its custodian, in the broker’s name, or with the broker directly, an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the investor upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, an investor may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract. Generally, futures contracts are closed out prior to the expiration date of the contracts.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the investor to substantial losses. If it is not possible, or the investor determines not to close a futures position in anticipation of adverse price movements, the investor will be required to make daily cash payments of variation margin.

The value of a futures contract tends to increase and decrease consistent with the fluctuation in value of the asset underlying the contract. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying security.

F.       Options. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

G.       Short Sales. The Fund may engage in short selling of securities. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Adviser’s expense cap agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

H.       Rule 144A Securities. The Fund may invest in Rule 144A securities that the Adviser determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Fund’s illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Adviser in accordance with the requirements established by Board. In determining the liquidity of such securities, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

I.       Shares of Other Investment Companies. The Fund may invest in shares of other investment companies, such as other mutual funds (open- or closed-end), money market funds, unit investment trusts, and exchange-traded funds (“ETFs”). For example, the Fund may invest in ETFs the investments of which are consistent with the Fund’s own investment strategy. In addition, the Fund also may invest in ETFs that do not meet such investment strategy, for defensive and other purposes. As a shareholder of an investment company, the Fund will indirectly bear its pro rata portion of service and other fees of such other investment company, which are in addition to the fees the Fund pays its service providers. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the underlying funds in which the Fund invests. Shareholders also may incur increased transaction costs as a result of the Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the underlying funds. The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to redeem its investment in an underlying fund in the event of dissatisfaction with the fund.

The structure of a closed-end fund poses additional risks than are involved when investing in most mutual funds. For example, most closed-end funds leverage a higher percentage of their assets (that is, using borrowed money to buy additional assets). Leveraging can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. Unlike mutual funds, closed-end fund shares generally are not redeemable. Closed-end funds generally sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange (the “NYSE”) or the Nasdaq Stock Market. A closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. If a closed-end fund’s underlying market falls and the fund’s discount increases or its premium decreases, the price return of the closed-end fund — the actual return to the shareholder — will be less than the fund’s NAV return. Most closed-end funds trade actively, and their shares are liquid. Some closed-end funds, however, trade less actively, and may not be very liquid. The market price of a closed-end fund’s shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to NAV.

The Fund may invest in business development companies (“BDCs”), a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. BDCs make available significant managerial assistance to those portfolio companies. BDCs are not required to register as investment companies under the Investment Company Act of 1940, as amended. They are, however, required to register their securities under the Securities Exchange Act of 1934.

J.       Exchange Traded Notes. The Fund may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

K.       Asset-Backed Securities. Asset-backed securities (“ABS”) are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class.

L.       Mortgage-Backed Securities. MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

M.       Loans. Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.

Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate will typically be the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. Since June 30, 2023, most LIBOR settings have ceased to be published. The nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally is unknown.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

N.       Municipal Securities.

Municipal Lease Obligations. Municipal lease obligations (“MLOs”) MLO are bonds that are secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Schedule of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

O.       Trust Certificates. Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is designed to reasonably assess and manage the liquidity risk of each individual series of the Trust, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report.

INVESTMENT LIMITATIONS

A.       Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund). As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.       Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.       Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the U.S. Securities and Exchange Commission (the “SEC”) or its staff.

3.       Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.       Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.       Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.       Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.       Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.       Non-Fundamental. The following limitations have been adopted by the Trust for the Fund and are non-fundamental (i.e., they are other investment practices that may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy).

1.       Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.       Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.       Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

INVESTMENT ADVISER

Loop Capital Asset Management - TCH, LLC, located at 1001 Brickell Bay Drive, Suite 2100, Miami, FL 33131, serves as Adviser to the Fund. The adviser is wholly owned by Loop Capital Holdings, LLC, a Delaware limited liability company. The Adviser was founded in 1985 and registered with the Securities and Exchange Commission (the “SEC”) in February 2009.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee equal [ ]% of the Fund’s average daily net assets.

A discussion of the factors that the Board considered in renewing the Fund’s management agreement will be included in the Fund’s first annual or semi-annual report.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Scott Kimball, Frank Reda, Timothy Alt, Maria Egee, and Ronald Salinas (each, a “Portfolio Manager”) are the portfolio managers responsible for the day-to-day management of the Fund and have ultimate decision-making authority related to investments made by the Fund. As of [__], 2025, the Portfolio Managers were responsible for the management of the following types of accounts, in addition to the Fund:

Type of Account	Number of Other Accounts Managed	Total Assets ([millions]/[billions])	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee ([millions]/[billions])
SCOTT KIMBALL
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
FRANK REDA
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
TIMOTHY ALT
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
MARIA EGEE
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]
RONALD SALINAS
Registered Investment Companies:	[__]	[__]	[__]	[__]
Other Pooled Investment Vehicles:	[__]	[__]	[__]	[__]
Other Accounts:	[__]	[__]	[__]	[__]

The Portfolio Managers are compensated [    ].

To the extent that the Fund and another of the Adviser’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

The Portfolio Managers’ ownership of shares of the Fund as of [__], 2025 appears in the table below.

Portfolio Manager	Dollar Range of Fund Shares
Scott Kimball	[__]
Timothy Alt	[__]
Maria Egee	[__]
Frank Reda	[__]
Ronald Salinas	[__]

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Daniel J. Condon (1950) Chair, May 2022 to present; Chair of the Audit Committee and Chair of the Governance & Nominating Committee, May 2020 to May 2022; Independent Trustee, December 2002 to present

Current: Member, Manager, Daniel Thomas Enterprises LLC (since 2024); Trustee, OneAscent Capital Opportunities Fund (April 2024 – present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Kenneth G.Y. Grant (1949) Chair of the Governance & Nominating Committee, May 2022 to present; Chair, January 2017 to May 2022; Independent Trustee, May 2008 to present

Current: Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Advisory Board Member, AKRA Investment Services Inc. (January 2024 – present); Trustee and Chair, OneAscent Capital Opportunities Fund (April 2024 – present); Director, Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (2024 – present).

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment products (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans; Trustee, Peak Income Plus Fund (May 2022 – 2024); Director, Advisors Charitable Gift Fund, a Donor Advised Fund (2020 - 2024).

Freddie Jacobs, Jr. (1970) Independent Trustee, September 2022 to present

Current: President and Chief Executive Officer Northeast Retirement Services LLC (NRS), and its subsidiary Global Trust Company (GTC). NRS is a transfer agent and fund administrator; GTC is a non-depository trust company sponsoring private investment products (2025 - present); Chairman of the Board of Crispus Attucks Fund (2020– present); Board Member of Camp Harbor View (2020 – present); Director, Sportsmen’s Tennis and Education Center (2019 – present).

Previous: Chief Operating Officer and Chief Risk Officer NRS, and GTC (2021 – 2024); Senior Risk Officer NRS (2013 – 2021); Trustee, Peak Income Plus Fund (May 2022 – February 2023); Trustee of Buckingham Browne & Nichols (2017 – June 2023).

Catharine B. McGauley (1977) Chair of the Pricing & Liquidity Committee, November 2022 to present; Independent Trustee, September 2022 to present

Current: Lead Portfolio Manager of Atlantic Charter Insurance, a workers’ compensation insurer, (2010 – present); Investment Advisor for a Family Office (2015 – present); Senior Analyst/Advisor for a Boston real estate company and related family (2010 – present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Ronald C. Tritschler (1952) Chair of the Audit Committee, May 2022 to present; Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, (2001 – present); Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present); Director, Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (2024 – present); Director (Chair), President, and owner of Patron Properties, a real estate development and holding company (2015-present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023); Director, Mountain Valley Insurance Company (2016 – July 2025); Director, Director of First State Bank of the Southeast (2000 – July 2025).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this SAI, the Trust consists of, and each Trustee oversees, 30 series.

The following table provides information regarding the interested Trustee and officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) Interested Trustee, August 2020 to present; President, January 2016 to August 2021

Current: Retired. Interested Trustee, OneAscent Capital Opportunities Fund (April 2024 – present).

Previous: Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC (2013 – April 2023); Interested Trustee of Ultimus Managers Trust (January 2021 – April 2023); Interested Trustee, Peak Income Plus Fund (May 2022 – 2024); Interested Trustee, Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund (November 2022 – 2024).

Martin R. Dean (1963)

President, August 2021 to present; Vice President, November 2020 to August 2021; Chief Compliance Officer, April 2021 to August 2021; Assistant Chief Compliance Officer, January 2016 to April 2021

Current: President, Northern Lights Compliance Services (2023 – present). Previous: Senior Vice President, Head of Fund Compliance of Ultimus Fund Solutions, LLC (2016 – January 2023).
Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present	Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (2015 – present).
Kevin M. Traegner (1985) Assistant Treasurer, November 2020 to present	Current: Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC (2016 – present).
Gweneth K. Gosselink (1955) Chief Compliance Officer, August 2021 to present	Current: Vice President, Compliance Officer of Northern Lights Compliance Services, LLC (2019 – present). Previous: Chief Operating Officer & CCO at Miles Capital, Inc. (2013 – 2019).
Stacey A. Havens (1965) Vice President, August 2023 to present; Relationship Manager, November 2009 to August 2023	Current: Vice President, Relationship Management for Ultimus Fund Solutions, LLC (2015 – present).
Jessica Chase (1970) Vice President, August 2024 to present

Current: Senior Vice President, Relationship Management for Ultimus Fund Solutions, LLC (2023 – present).

Previous: President and Principal Executive Officer and Interested Trustee of Forum Funds, Forum Funds II and U.S. Global Investors Funds (2015 – June 2023); Director, Apex Funds Services (2022 – June 2023); Director, Client Relationship and Trust Management, Apex Funds Services (2019 – January 2022).

Elisabeth A. Dahl (1962) Secretary, May 2017 to present; Assistant Secretary, March 2016 to May 2017	Current: Attorney, Ultimus Fund Solutions, LLC (2016 – present).
Angela D. Helton (1964) Assistant Secretary, August 2024 to present	Current: Paralegal, Ultimus Fund Solutions, LLC (2019 – present).
Timothy J. Shaloo (1970) AML Compliance Officer, August 2023 to present	Current: AVP, Compliance Officer, Northern Lights Compliance Services, LLC (2021 - present) Previous: Compliance Specialist, Ultimus Fund Solutions, LLC (2016 – 2020).

*	The business address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002 and currently serves as Chair of the Board. He served as Chair of the Audit Committee and the Governance & Nominating Committee of the Board from May 2020 to May 2022. He has also served as trustee of three other registered investment companies, and currently serves as a Trustee of OneAscent Capital Opportunities Fund (since April 2024). Mr. Condon has been Manager and Member of Daniel Thomas Enterprises LLC since 2024. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. From 2002 to 2017 he served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Kenneth G.Y. Grant – Mr. Grant, an Independent Trustee of the Trust since 2008, currently serves as Chair of the Governance & Nominating Committee of the Board. He served as Chair of the Board from January 2017 to May 2022. Mr. Grant has over 40 years of executive leadership experience, founding and leading multiple financial services firms. Previously, he was an Executive Vice President of a retirement benefit plan administrator, and a Director, Executive Vice President and Chief Officer Corporate Development for a trust company that sponsors private investment products. He was also a Director, Executive Vice President and Chief Officer Corporate Development for a firm administering more than US $1 trillion in global pension, endowment, corporate, public and other commingled assets. He was also an Executive Vice President of a retirement association serving multiple employers. Mr. Grant is a Trustee, President (since 2023) and member of the Presbytery of Boston, Presbyterian Church (USA), Chair of the Investment Committee of the Massachusetts Council of Churches and previously a member of the Board, Lift Up Africa. He is a Member, Dean’s Advisory Board, Boston University School of Theology and a Director, Oceana Palms Condominium Association, Inc. Mr. Grant has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2019. Mr. Grant has been a Director of Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. since 2024. Mr. Grant was a Trustee and Chair of the Board of Peak Income Plus Fund from May 2022 to 2024, and a Director of Advisors Charitable Gift Fund, a Donor Advised Fund, from 2020 to 2024. He has served as an Advisory Board Member of AKRA Investment Services Inc. since January 2024 and as a Trustee and Chair of OneAscent Capital Opportunities Fund (since April 2024). He has a B.A. in Psychology from Syracuse University, a ThM in Theology and Ethics from Boston University and a M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his experience in investment and trust product development and administration, and financial service and retirement plan management.

Freddie Jacobs Jr. - Mr. Jacobs has been a Trustee of the Trust since September of 2022, and currently serves as the President and Chief Executive Officer of Northeast Retirement Services, LLC (NRS), and NRS’ subsidiary Global Trust Company (GTC). NRS is a subsidiary of BPAS. Additionally, he is President of Institutional Trust Services of BPAS.   Ultimus Fund Solutions, LLC has an agreement with Hand Benefits & Trust Company, a subsidiary of BPAS, to provide transfer agent, fund accounting and transfer agent services to certain clients of Hand Benefits & Trust

Company. In these roles Mr. Jacobs is responsible for oversight of the strategy and profitability for the Trust companies of BPAS. Mr. Jacobs has over thirty years of experience in the investment industry, and joined NRS in November of 2013. Since joining NRS, he has served in many positions, most recently as the Chief Operating Officer and Chief Risk Officer. Prior to joining NRS Mr. Jacobs spent two years at JP Morgan where he created and lead the 40’ Act Compliance Reporting Services Team. Prior to JP Morgan he spent four years with State Street Bank as a Risk Manager for Investor Services. While at State Street he was responsible for new product reviews, new business risk assessments, risk control self-assessments, and other duties related to mitigating risks to the organization. Prior to State Street’s acquisition of Investors Bank and Trust (IBT) Mr. Jacobs was the Director of Operational Risk and Compliance for Mutual Fund Administration at IBT. Before joining IBT he accumulated over ten years of experience in various roles at various organizations. He was the Vice President of Fund Administration for Unified Fund Services (“UFS”, later acquired by Huntington Bank) in Indianapolis, IN, and was the CFO for the UFS sponsored Unified Series Trust. Mr. Jacobs began his career with Arthur Andersen as an auditor in Milwaukee, WI, and later worked at U.S. Bancorp Fund Services as an AVP in Fund Administration and Sunstone Financial Group (later acquired by UMB) as a Financial Analyst. Mr. Jacobs is originally from Milwaukee Wisconsin and graduated from Hampton University with a Bachelor’s degree in Accounting, and is a Certified Public Accountant.

Catharine Barrow McGauley - Ms. McGauley has been an Independent Trustee of the Trust since September of 2022 and currently serves as Chair of the Pricing & Liquidity Committee of the Board. She has over 20 years of financial services industry experience which includes institutional and individual portfolio management, securities research, and risk management. She currently serves as lead portfolio manager for Atlantic Charter Insurance (ACI), one of Massachusetts’ leading workers’ compensation insurers. Ms. McGauley also currently serves as an investment adviser for a family office and senior analyst/advisor for a large real estate company in Boston and related family. Collectively she oversees roughly $500 million in assets. Prior to joining ACI in 2010, Ms. McGauley spent two years as an investment advisor at JP Morgan where she managed over $100 million of investments for high net worth clients. She also spent four years as a portfolio manager with Wilmington Trust/Bigham Legg Advisors where she was a voting member of the firm’s investment committee whose responsibility was to determine the core strategic and tactical allocation of assets in client accounts. In addition, she is an active investment committee member for several charities.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002 and currently serves as Chair of the Audit Committee of the Board. He also has served as trustee of three other registered investment companies. From 1989 to 2021, he was an owner, director, vice president and general counsel of a company that operated 30 convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company with over 2 million rentable square feet of property under management. He was a director of First State Bank of the Southeast and its holding company, as well as a member of its Directors’ Loan Committee, Audit Committee, and Personnel Committee from 2000 to July 2025. Mr. Tritschler was a Director of Mountain Valley Insurance Company from 2016 to July 2025. He is a member of the Board of Directors of The Downtown Lexington Management Commission, a member of the Board of Trustees of Coaches for Kids which is affiliated with the University of Kentucky Children’s Hospital, and a member of the Advisory Board for the Baldwin-Wallace University School of Business. He has been the Director (Chair), President, and owner of Patron Properties, a land development and property holding company, since 2015. Mr. Tritschler has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2020. Mr. Tritschler has been a Director of Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. since 2024. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace University and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

David R. Carson – Mr. Carson has been an Interested Trustee of the Trust since 2020, and served as President of the Trust from 2016 to 2021. Mr. Carson was a Trustee of Ultimus Managers Trust from January 2021 to April 2023. From 2013 to April 2023, Mr. Carson was a Senior Vice President and Vice President of Client Strategies at Ultimus Fund Solutions, LLC, the Trust’s current administrator. Mr. Carson served in other capacities, including chief compliance officer and chief operations officer, for other registered investment companies from 1994 to 2013. He currently serves as an interested Trustee of OneAscent Capital Opportunities Fund (since April 2024). Mr. Carson was a Trustee of Peak Income Plus Fund from May 2022 to 2024. Mr. Carson was a Trustee of Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund from November 2022 to 2024.

Independent Trustees Messrs. Condon and Tritschler each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Mr. Grant has experience conducting due diligence on and evaluating investment advisers as an officer of a trust company which sponsors collective investment trusts and manages limited liability investment corporations. This means that he is qualified to review annually each adviser’s qualifications, including the qualification of the Adviser to serve as adviser to the Fund. Mr. Jacobs’ experience in the mutual funds industry, including his current role as president and chief executive officer of Northeast Retirement Systems, LLC, and Ms. McGauley’s experience in the financial industry in various portfolio management and risk management roles, provide them with the ability to review advisers’ risk management programs and other investment related risks. Mr. Carson’s previous experience as an officer of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Pricing & Liquidity Committee, and the Governance & Nominating Committee as described below:

●	The Audit Committee currently consists of Messrs. Condon, Jacobs and Tritschler. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board. The Audit Committee expects to meet [ ] times during the fiscal year ending [ ].

●	The Pricing & Liquidity Committee is responsible for reviewing fair valuation determinations and approving those for any series of the Trust that does not have a Valuation Designee. The Pricing & Liquidity Committee currently consists of Messrs. Carson and Grant, and Ms. McGauley, except that any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to any meetings to review or approve fair valuations, the Pricing & Liquidity Committee expects to meet four times during the fiscal year ending [ ], 2025.

●	The Governance & Nominating Committee consists of all of the Independent Trustees. The Governance & Nominating Committee is responsible for overseeing the composition of the Board and qualifications and independence of its members, compensation, education and other governance matters, as well as succession of Board members. The Committee currently does not accept recommendations of nominees from shareholders. The Governance & Nominating Committee expects to meet four times during the fiscal year ending [ ], 2025.

The Audit Committee and the Pricing & Liquidity Committee meet at least quarterly, and each Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Governance & Nominating Committee meets on an as needed basis. All Committees report directly to the full Board.

The Independent Trustees have engaged independent legal counsel to provide advice on regulatory, compliance and other topics. This legal counsel also serves as counsel to the Trust. In addition, the Board, on behalf of the Trust, has engaged Northern Lights Compliance Services, LLC to provide a Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. The CCO is also an officer of the Trust and reports to the Board at least quarterly any material compliance items that have arisen, and annually she provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

●	Assess the quality of the information the CCO receives from internal and external sources;

●	Assess how Trust personnel monitor and evaluate risks;

●	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

●	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

●	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees, under normal circumstances, meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. Beginning in March 2020, the Trustees have been permitted to conduct quarterly meetings telephonically or by video conference in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns and restrictions related to the COVID-19 pandemic. The Trustees acknowledge that all actions that require a vote of the Trustees at an in-person meeting will be ratified, as required by the SEC’s relief, at the next in-person meeting. The Trustees may continue to rely on the SEC relief if needed, so long as it is available. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

The Board has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees assess the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of [__].

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
David R. Carson	None	[__]
Daniel J. Condon	None	[__]
Kenneth G.Y. Grant	None	[__]
Freddie Jacobs, Jr.	None	[__]
Catharine B. McGauley	None	[__]
Ronald C. Tritschler	None	[__]

*	As of the date of this SAI, the Trust consists of [__] series.

In calendar year 2025, each Trustee of the Trust will receive annual compensation of $3,240 per fund from the Trust, except that the Chair of the Audit Committee, the Chair of the Governance & Nominating Committee, and the Chair of the Pricing & Liquidity Committee will each receive annual compensation of $3,740 per fund from the Trust, and the Independent Chair of the Board will receive $3,950 per fund from the Trust. Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. For Funds that have two or more sub-advisers, each Trustee shall be paid an additional $500 per sub-adviser per annum for each sub-adviser after the first. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

Set forth below is the estimated compensation to be paid by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and Trustees’ and officers’ expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable. The Trust does not compensate its officers.

Name and Position	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Daniel J. Condon, Independent Trustee and Chair of the Board	$	[__]	$0	$0	$	[__]
Kenneth G.Y. Grant, Independent Trustee and Chair of the Governance & Nominating Committee	$	[__]	$0	$0	$	[__]
Catharine B. McGauley, Independent Trustee and Chair of the Pricing & Liquidity Committee	$	[__]	$0	$0	$	[__]
Ronald C. Tritschler, Independent Trustee and Chair of the Audit Committee	$	[__]	$0	$0	$	[__]
Freddie Jacobs, Jr., Independent Trustee	$	[__]	$0	$0	$	[__]
David R. Carson, Interested Trustee	$	[__]	$0	$0	$	[__]

1	As of the date of this SAI, the Trust consists of [__] series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a fund is presumed to be a control person of the fund. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of the date of this SAI, no shareholder controlled the Fund and the Trustees and officers as a group owned no shares of the Fund.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. Portfolio turnover rates are primarily a result of market volatility, primarily in the U.S. Treasury markets. Turnover can rise and fall based on volatility, liquidity, and trading strategies of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Ultimus Fund Solutions, LLC, (“Ultimus”) subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

CODE OF ETHICS

The Trust, the Adviser, and the Fund’s Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund or the Adviser, free of charge, by calling the Fund at 1-877-627-8504. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third parties prior to the day after the information is posted to a public website which may be the SEC’s website. As described below, the policies allow for disclosure of non-public portfolio information to third parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided, that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

DISTRIBUTION PLAN

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was initially approved by a majority of the Board, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on June 13, 2005 called for the purpose of, among other things, voting on such Plan. The Board most recently reviewed and approved the Plan at a meeting held on May 12 and 13, 2025.

The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit the Fund’s shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Trustees also expect that the Plan will significantly enhance the Fund’s ability to distribute its shares. The Fund has not implemented the Plan, although the Fund may do so at any time upon 60 days’ notice to shareholders.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser’s policy provides that generally the Adviser will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of the Fund’s shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at 1-877-627-8504, or by writing to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th, is filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record is available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s website or on the Fund’s website at loopcapital.com.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus. The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Equity securities generally are valued by using market quotations. Equity securities traded on a securities exchange for which a last-quoted sales price is readily available are generally valued at the last quoted sale price as reported by the primary exchange on which the securities are listed. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities listed on the NASDAQ National Market System are generally valued by a pricing service at the NASDAQ Official Closing Price, which may differ from the last sales price reported.

Options traded on major exchanges are valued at the last quoted sales price on their primary exchange. If there is no reported sale on the valuation date, such options are valued at the mean of the last bid and ask prices.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

In the event that market quotations are not readily available or are considered unreliable due to market or other events (including events that occur after the close of trading but before the calculation of the NAV), securities are valued in good faith by the Adviser, under the oversight of the Board’s Pricing & Liquidity Committee. The Board, through its Pricing & Liquidity Committee, will review and approve any fair value provided by the Adviser. Any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing & Liquidity Committee will review all fair valued securities on a quarterly basis.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair market value.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares generally will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund would be subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

●	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

●	Diversify its investments in securities within certain statutory limits; and

●	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally,

taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund may acquire zero coupon bonds or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from derivatives, if any, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward indefinitely to offset any capital gains.

Capital losses and specified gains realized after October 31st, and net investment losses realized after December 31st may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

Based on the number of shareholders, the Fund could be considered to be a personal holding company (a “PHC”) under the Internal Revenue Code. An entity is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly or indirectly by or for not more than 5 individuals. If the Fund is deemed a PHC, its undistributed personal holding company income (“UPHCI”) will be taxed at 20%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax imposed on the Fund and/or its distributions. Under the Code, a regulated investment company, such as the Fund, that is also a PHC is also taxed on any undistributed investment company taxable income at the highest corporate rate under the Code.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax professionals for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

[__], located at [__] (the “Custodian”), is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Fund’s transfer agent, fund accountant, administrator and dividend disbursing agent. Certain officers of the Trust are employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is paid by the Fund for serving in such capacity

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, Ultimus provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. Ultimus also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of [__] (the “Auditor”), located at [__], has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending [__], 2026. The Auditor will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

The Distributor is obligated to sell the shares of the Fund on a best-efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, there are no financial statements available.

APPENDIX

Standard & Poor’s Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC”, and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reserved for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

A-1

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

A-2

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

	1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

	2.	Amendment No. 51 to Agreement and Declaration of Trust as filed with the State of Ohio on October 8, 2024 – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference. Amendment No. 53 to be filed by subsequent amendment.

(b)	By-laws. Bylaws of the Registrant, as adopted on October 14, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. None.

(d)	Investment Advisory Contracts.

	1.	(a)	Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Large Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

		(b)	Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Small Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

		(c)	Amended and Restated Operating Expense Limitation Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Large Cap Dividend Fund, and the Crawford Small Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

	2.	(a)	Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Multi-Asset Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

		(b)	.Amended and Restated Operating Expense Limitation Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Multi-Asset Income Fund - Filed with Registrant’s registration statement on Form N-1A dated April 29, 2025 and incorporated herein by reference.

	3.	(a)	Registrant’s Management Agreement with Channel Investment Partners LLC with regard to the Channel Income Fund dated August 1, 2020 – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

		(b)	Assignment and Assumption Agreement among Financial Counselors, Inc., Channel Investment Partners LLC and Unified Series Trust regarding fee waiver and expense reimbursement with respect to the Channel Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

		(c)	Operating Expense Limitation Agreement with Channel Investment Partners LLC regarding fee waiver and expense reimbursement with respect to the Channel Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

	4.	(a)	Registrant’s Amended and Restated Management Agreement with Pekin Hardy Strauss, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

		(b)	Operating Expense Limitation Agreement with Pekin Hardy Strauss, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund - Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

5.	(a)	Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund dated February 1, 2024 – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2024 and incorporated herein by reference.

	(b)	Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund dated February 1, 2024 – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2024 and incorporated herein by reference.

.	(c)	Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Equity Income Fund dated February 1, 2024 – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2024 and incorporated herein by reference.

	(d)	Operating Expense Limitation Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Funds dated October 24, 2023 – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2024 and incorporated herein by reference.

	(e)	Investment Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund, Dean Small Cap Value Fund, and Dean Equity Income Fund dated January 1, 2024 – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2024 and incorporated herein by reference.

6.	Registrant’s Management Agreement with SBAuer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2021 and incorporated herein by reference.

7.	(a)	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Tactical Multi-Purpose Fund – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Fisher Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Tactical Multi-Purpose Fund – Filed with Registrant’s registration statement on Form N-1A dated December 27, 2024 and incorporated herein by reference.

8.	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the FI Institutional Group Stock Fund for Retirement Plans, the FI Institutional Group ESG Stock Fund for Retirement Plans, the FI Institutional Group Fixed Income Fund for Retirement Plans, and the FI Institutional Group ESG Fixed Income Fund for Retirement Plans – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

9.	(a)	Registrant’s Management Agreement with Standpoint Asset Management, LLC with regard to the Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Standpoint Asset Management, LLC regarding Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2025 and incorporated herein by reference.

	(c)	Investment Advisory Agreement between Standpoint Asset Management, LLC and Standpoint Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

10.	(a)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Absolute Investment Advisers LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(c)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute Capital Opportunities Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(d)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute Convertible Arbitrage Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(e)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute Flexible Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(f)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute CEF Opportunities – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(g)	Operating Expense Limitation Agreement with Absolute Investment Advisers LLC with regard to the Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund, and Absolute Strategies Fund (now Absolute CEF Opportunities) – Filed with Registrant’s registration statement on Form N-1A dated September 15, 2023 and incorporated herein by reference.

	(h)	Assignment and Assumption Agreement among Absolute Investment Advisers LLC, Forum Funds, and Unified Series Trust with regard to the Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund, and Absolute Strategies Fund (now Absolute CEF Opportunities) – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(i)	Subadvisory Agreement between Absolute Investment Advisers LLC and St. James Investment Company, LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(j)	Subadvisory Agreement between Absolute Investment Advisers LLC and Kovitz Investment Group Partners, LLC with regard to the Absolute Capital Opportunities Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	(k)	Amended and Restated Operating Expense Limitation Agreement with Absolute Investment Advisers LLC with regard to Absolute CEF Opportunities (formerly Absolute Strategies Fund) – Filed with Registrant’s registration statement on Form N-1A dated October 21, 2024 and incorporated herein by reference.

11.	(a)	Registrant’s Management Agreement with Ballast Asset Management, LP with regard to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with Ballast Asset Management, LP with regard to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

12.	(a)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Large Cap Core ETF – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2021 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Large Cap Core ETF – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2024 and incorporated herein by reference.

	(c)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(d)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(e)	Sub-Advisory Agreement between OneAscent Investment Solutions, LLC and Teachers Advisors, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(f)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent International Equity ETF – Filed with Registrant’s registration statement on Form N-1A dated August 15, 2022 and incorporated herein by reference.

	(g)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Emerging Markets ETF – Filed with Registrant’s registration statement on Form N-1A dated August 15, 2022 and incorporated herein by reference.

	(h)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF – Filed with Registrant’s registration statement on Form N-1A dated August 15, 2022 and incorporated herein by reference.

	(i)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Enhanced Small and Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated May 29, 2024 and incorporated herein by reference.

	(j)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Enhanced Small and Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated May 29, 2024 and incorporated herein by reference.

13.	(a)	Registrant’s Management Agreement with Efficient Capital Management LLC with regard to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with Efficient Capital Management LLC with regard to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	(c)	Investment Advisory Agreement between Efficient Capital Management LLC and Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	(d)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and AlphaSimplex Group, LLC with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

	(e)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and AQR Capital Management, LLC with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

	(f)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and Aspect Capital Limited with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

	(g)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and Columbia Management Investment Advisers, LLC with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

	(h)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and Crabel Capital Management, LLC with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

		(i)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and Welton Investment Partners LLC with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

		(j)	Form of Sub-Advisory Agreement between Efficient Capital Management LLC and Winton Capital Management Limited with regard to the Efficient Enhanced Multi-Asset Fund and the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference. Redacted proprietary.

	14.	(a)	Registrant’s Management Agreement with Quantum Advisors Private Limited with regard to the Q India Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

		(b)	Operating Expense Limitation Agreement with Quantum Advisors Private Limited with regard to the Q India Equity Fund - Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

	15.	(a)	Registrant’s Management Agreement with Loop Capital Asset Management – TCH LLC with regard to the LCAM Strategic Income Fund – To be filed by subsequent amendment.

	16.	(a)	Registrant’s Management Agreement with Loop Capital Asset Management – TCH LLC with regard to the LCAM Total Return Fund – To be filed by subsequent amendment.

		(b)	Operating Expense Limitation Agreement with Loop Capital Asset Management – TCH LLC with regard to the LCAM Strategic Income Fund and the LCAM Total Return Fund – To be filed by subsequent amendment.

(e)	Underwriting Contracts.

	1.	(a)	Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC dated July 1, 2025 – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference. Redacted proprietary.

		(b)	Amendment to Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference. Redacted proprietary.

	2.	(a)	Distribution Agreement between Registrant and Northern Lights Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference. Redacted proprietary.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

	1.	Registrant’s Custodian Agreement with Huntington National Bank dated October 15, 2010 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference. Redacted proprietary.

	2.	(a)	Registrant’s Custodian Agreement with U.S. Bank, N.A. dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference. Redacted proprietary.

		(b)	Amendment to Registrant’s Custodian Agreement with U.S. Bank, N.A. – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference. Redacted proprietary.

	3.	(a)	Registrant’s Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

		(b)	Eighth Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. reflecting current schedule of ETFs – Filed with Registrant’s registration statement on Form N-1A dated May 29, 2024 and incorporated herein by reference.

	4.	(a)	Registrant’s Custodian Agreement with MUFG Union Bank, N.A. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

		(b)	U.S. Bank National Association Acknowledgement of Assumption of Custodial Duties – Filed with Registrant’s registration statement on Form N-1A dated October 27, 2021 and incorporated herein by reference.

	5.	Registrant’s Custodian Agreement with Fifth Third Bank, National Association – Filed with Registrant’s registration statement on Form N-1A dated November 9, 2021 and incorporated herein by reference.

(h)	Other Material Contracts.

	1.	(a)	Amended and Restated Consulting Agreement between Registrant and Northern Lights Compliance Services, LLC – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2021 and incorporated herein by reference. Redacted proprietary.

		(b)	Amendment to Amended and Restated Consulting Agreement between Registrant and Northern Lights Compliance Services, LLC (Notices) – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference.

		(c)	Amendment to Amended and Restated Consulting Agreement between Registrant and Northern Lights Compliance Services, LLC (Schedule A) – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference. Redacted proprietary.

	2.	(a)	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2017 and incorporated herein by reference.

		(b)	Side Letter Agreement with Pekin Hardy Strauss, Inc. regarding agreement to waive receipt of payments under the administrative services plan relating to the Fund’s Investor Class until January 31, 2026 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2025 and incorporated herein by reference.

	3.	(a)	Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated February 22, 2023 and incorporated herein by reference. Redacted proprietary.

		(b)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (N-CEN N-PORT) – Filed with Registrant’s registration statement on Form N-1A dated February 22, 2023 and incorporated herein by reference.

		(c)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (ETF Accounting) – Filed with Registrant’s registration statement on Form N-1A dated February 22, 2023 and incorporated herein by reference.

		(d)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (ETF Administration) – Filed with Registrant’s registration statement on Form N-1A dated February 22, 2023 and incorporated herein by reference.

		(e)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Derivatives) – Filed with Registrant’s registration statement on Form N-1A dated February 22, 2023 and incorporated herein by reference. Redacted proprietary.

		(f)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Tax Provisioning) – Filed with Registrant’s registration statement on Form N-1A dated November 13 2023 and incorporated herein by reference. Redacted proprietary.

		(g)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Shareholder Servicing Fees) – Filed with Registrant’s registration statement on Form N-1A dated November 13 2023 and incorporated herein by reference.

(h) Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Notices) – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference.

(i) Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Schedule A) – Filed with Registrant’s registration statement on Form N-1A dated August 20, 2025 and incorporated herein by reference.

(j) Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Tailored Shareholder Reports) – Filed with Registrant’s registration statement on Form N-1A dated May 29, 2024 and incorporated herein by reference. Redacted proprietary.

	4.	Form of Authorized Participant Agreement for ETFs – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

	5.	Registrant’s Investment Agreement with Pekin Hardy Strauss, Inc. and Simplify Exchange Traded Funds for Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	6.	Registrant’s Investment Agreement with 360 Funds for Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	7.	Registrant’s Fund of Funds Investment Agreement with Fidelity Rutland Square Trust II for Absolute Convertible Arbitrage Fund – Filed with Registrant’s registration statement on Form N-1A dated September 15, 2023 and incorporated herein by reference.

	8.	Registrant’s Administrative Services Plan for the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	9.	Registrant’s Fund of Funds Investment Agreement with The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II for Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2025 and incorporated herein by reference.

(i)	Legal Opinion and Consent.

	1.	Legal opinion and consent – The Legal Opinion of Thompson Hine was filed with Registrant’s registration statement on Form N-1A dated October 21, 2024 and incorporated herein by reference. A new Legal Consent will be filed by subsequent amendment.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm – To be filed by subsequent amendment.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

	1.	Revised Rule 12b-1 Distribution Plan for Crawford Large Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

	2.	Rule 12b-1 Distribution Plan for Channel Income Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

	3.	Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	4.	Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	5.	Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

6.	Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Absolute Convertible Arbitrage Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

7.	Rule 12b-1 Distribution Plan with respect to the Class A Shares of the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

8.	Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Q India Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

(n)	Rule 18f-3 Plans.

	1.	Amended and Restated Rule 18f-3 Plan for Crawford Large Cap Dividend Fund, and Crawford Small Cap Dividend Fund - Filed with Registrant’s registration statement on Form N-1A dated April 28, 2015 and incorporated herein by reference.

	2.	Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	3.	Rule 18f-3 Plan for Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

	4.	Rule 18f-3 Plan for Absolute Convertible Arbitrage Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	5.	Rule 18f-3 Plan for Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	6.	Rule 18f-3 Plan for Q India Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	1.	Registrant’s Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated October 21, 2024 and incorporated herein by reference.

	2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

	3.	Code of Ethics adopted by Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC, as distributors to Registrant – Filed with Registrant’s registration statement on Form N-1A dated November 13 2023 and incorporated herein by reference.

	4.	Dean Investment Associates, LLC and Dean Financial Services, LLC Code of Ethics and Insider Trading Policy - Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	5.	Dean Capital Management, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	6.	Fisher Asset Management, LLC Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated December 27, 2024 and incorporated herein by reference.

	7.	Pekin Hardy Strauss, Inc. Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated January 28, 2025 and incorporated herein by reference.

	8.	Channel Investment Partners LLC Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated July 31, 2020 and incorporated herein by reference.

	9.	SBAuer Funds, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2021 and incorporated herein by reference.

	10.	Crawford Investment Counsel, Inc. Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2025 and incorporated herein by reference.

	11.	Standpoint Asset Management, LLC Code of Ethics – Filed with Registrant’s registration on Form N-1A dated February 27, 2025 and incorporated herein by reference.

	12.	Absolute Investment Advisers LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2024 and incorporated herein by reference.

	13.	St. James Investment Company, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2023 and incorporated herein by reference.

	14.	Ballast Asset Management, LP Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

	15.	OneAscent Investment Solutions, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2025 and incorporated herein by reference.

	16.	Teachers Advisors, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 27, 2024 and incorporated herein by reference.

	17.	Kovitz Investment Group Partners, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

	18.	Efficient Capital Management LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	19.	AlphaSimplex Group, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	20.	AQR Capital Management, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	21.	Aspect Capital Limited Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	22.	Columbia Management Investment Advisers, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	23.	Crabel Capital Management, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	24.	Welton Investment Partners LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	25.	Winton Capital Management Limited Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

	26.	Quantum Advisors Private Limited Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

	27.	Loop Capital Asset Management – TCH LLC Code of Ethics – To be filed by subsequent amendment.

(q)	Proxy Voting Policies.

	1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

	2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

3.	Proxy Voting Policy and Procedures adopted by Channel Investment Partners LLC – Filed with Registrant’s registration statement on Form N-1A dated July 31, 2020 and incorporated herein by reference.

4.	Proxy Voting Policy and Procedures adopted by Pekin Hardy Strauss, Inc. as adviser to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

5.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as adviser to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

6.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

7.	Proxy Voting Policy adopted by Fisher Asset Management, LLC as adviser to the Tactical Multi-Purpose Fund and each of the FI Institutional Group Funds – Filed with Registrant’s registration statement on Form N-1A dated December 27, 2018 and incorporated herein by reference.

8.	Proxy Voting Policy adopted by Standpoint Asset Management, LLC as adviser to Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

9.	Proxy Voting Policy adopted by Absolute Investment Advisers, LLC as adviser to Absolute Select Value ETF, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute CEF Opportunities and Absolute Flexible Fund – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2024 and incorporated herein by reference.

10.	Proxy Voting Policy adopted by Ballast Asset Management, LP as adviser to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

11.	Proxy Voting Policy adopted by OneAscent Investment Solutions, LLC as adviser to OneAscent Large Cap Core ETF, the OneAscent Core Plus Bond ETF, the OneAscent Enhanced Small and Mid Cap ETF, the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2025 and incorporated herein by reference.

12.	Proxy Voting Policy adopted by Dean Capital Management, LLC as sub-adviser to each of the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.

13.	Proxy Voting Policy adopted by Kovitz Investment Group Partners, LLC as sub-adviser to the Absolute Capital Opportunities Fund – Filed with Registrant’s registration statement on Form N-1A dated September 5, 2023 and incorporated herein by reference.

14.	Proxy Voting Policy adopted by St. James Investment Company, LLC as sub-adviser to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2023 and incorporated herein by reference.

15.	Proxy Voting Policy adopted by Efficient Capital Management, LLC as adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

16.	Proxy Voting Policy adopted by AlphaSimplex Group, LLC as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

17.	Proxy Voting Policy adopted by AQR Capital Management, LLC as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

18.	Proxy Voting Policy adopted by Aspect Capital Limited as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

19.	Proxy Voting Policy adopted by Columbia Management Investment Advisers, LLC as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

20.	Proxy Voting Policy adopted by Welton Investment Partners LLC as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

21.	Proxy Voting Policy adopted by Winton Capital Management Limited as a sub-adviser to the Efficient Enhanced Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2024 and incorporated herein by reference.

22.	Proxy Voting Policy adopted by Quantum Advisors Private Limited as adviser to the Q India Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 11, 2024 and incorporated herein by reference.

23.	Proxy Voting Policy adopted by Loop Capital Asset Management – TCH LLC as adviser to the LCAM Strategic Income Fund and the LCAM Total Return Fund – To be filed by subsequent amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Dean Funds’ investment adviser, Dean Investment Associates LLC, is wholly owned and controlled by C.H. Dean, LLC. The C.H. Dean Companies, LLC holds the controlling interest in C.H. Dean, LLC. The Funds’ sub-adviser, Dean Capital Management, LLC, is controlled, by virtue of a 30% ownership in the sub-adviser, by C.H. Dean LLC. As of June 30, 2025, Dennis D. Dean Trust dated 7/25/23 and Terence M. Dean Trust dated 2/24/16 were deemed to control The C.H. Dean Companies, LLC and its wholly owned subsidiary, C.H. Dean, LLC by virtue of their controlling ownership interest in the companies. As of June 30, 2025, The C.H. Dean Companies, LLC owned 1.58%, the Dennis D. Dean Trust owned 1.33% and the Terence M. Dean Trust owned 1.60% of the Dean Mid Cap Fund. Further, as of June 30, 2025, the Dennis D. Dean Trust owned 0.40% and the Terence M. Dean Trust owned 0.34% of the Dean Small Cap Fund. As of June 30, 2025, the Terence M Dean Trust owned 0.76% of the Dean Equity Income Fund. As a result, the Dean Mid Cap Fund, Dean Small Cap Fund, and Dean Equity Income Fund may be deemed to be under common control with its investment adviser and sub-adviser. Each of the above-named companies is organized under the laws of Ohio.

Fisher Asset Management, LLC, d/b/a Fisher Investments is a wholly-owned subsidiary of the holding company Fisher Investments, Inc. Mr. Fisher is the founder, Chairman, and Co-Chief Investment Officer of the Adviser, and is the majority shareholder of Fisher Investments, Inc. As such, he controls the Adviser. As of December 28, 2024 the Adviser owned 100% of the shares of the Tactical Multi-Purpose Fund, and it is anticipated that substantially all of the shares of the Fund will be owned either by the Adviser or by clients of the Adviser as to whose accounts the Adviser has discretionary investment and voting authority. As a result, the Tactical Multi-Purpose Fund may be deemed to be under common control with its investment adviser. As of December 28, 2024 the Adviser owned 100% of the shares of the FI Institutional Group Stock Fund for Retirement Plans, the FI Institutional Group ESG Stock Fund for Retirement Plans, the FI Institutional Group Fixed Income Fund for Retirement Plans, the FI Institutional Group ESG Fixed Income Fund for Retirement Plans. As a result, each of these Funds may be deemed to be under common control with its investment adviser. Fisher Asset Management, LLC is organized under the laws of Delaware and Fisher Investments, Inc. is organized under the laws of California.

Mr. John H. Crawford, III, Mr. John H. Crawford, IV, and Mr. David B. Crawford each own more than 25% of the Crawford Funds’ investment adviser, Crawford Investment Counsel, Inc. As such, they control the Adviser. As of March 31, 2024, more than 25% of the shares of the Funds were owned either by the Adviser or by clients of the Adviser as to whose accounts the Adviser has discretionary investment and voting authority and it is anticipated that this will be the case in the future. As a result, the Crawford Large Cap Dividend Fund, the Crawford Small Cap Dividend Fund, and the Crawford Multi-Asset Income Fund may be deemed to be under common control with Crawford Investment Counsel, Inc., which is organized under the laws of Georgia.

Mr. Robert C. Auer owns 70% of the Auer Growth Fund’s investment adviser, SBAuer Funds, LLC, and, as of February 28, 2025, owned 4.16% of Auer Growth Fund (the “Auer Fund”). As a result, the Auer Fund may be deemed to be under common control with SBAuer Funds, LLC, which is organized under the laws of Indiana.

Item 30.	Indemnification.

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The Distribution Agreement with Ultimus Fund Distributors, LLC provides that the Trust, on behalf of each Fund, agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of this Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Trust.

The Distribution Agreement with Ultimus Fund Distributors, LLC further provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Distribution Agreement with Northern Lights Distributors, LLC provides that the Trust agrees to indemnify and hold harmless the Distributor and each of its managers and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares or Creation Units, based upon (i) the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading, (ii) the Trust’s failure to maintain an effective registration statement and prospectus with respect to Shares of the Fund that are the subject of the claim or demand, (iii) the Trust’s failure to properly register Fund Shares under applicable state laws, (iv) instructions given by the Trust, the Trust’s failure to perform its duties hereunder or any inaccuracy of its representations, (v) any claim brought under Section 11 of the 1933 Act, or (vi) all actions taken by Distributor hereunder resulting from Distributor’s reliance on instructions received from an officer, agent or approved service provider of the Trust.

The Distribution Agreement with Northern Lights Distributors, LLC further provides that the Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees and disbursements incurred in connection therewith) arising out of or based upon any Disqualifying Conduct by Distributor in connection with the offering and sale of any Shares.

The Registrant may maintain a standard trustees and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its trustees and officers, and may cover the advisers and their affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers.

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Large Cap Dividend Fund, the Crawford Small Cap Dividend Fund, and Crawford Multi-Asset Income Fund, each a series of the Trust. John H. Crawford III serves as Founder, Chief Investment Officer and Portfolio Manager of Crawford. Further information about Crawford can be obtained from the Form ADV Part 1 available on the Investment Adviser Public Disclosure website (“IAPD”).

2.	Dean Investment Associates, LLC (“Dean”), serves as investment adviser to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Debra E. Rindler and Pamela Miller are executive officers. Further information about Dean can be obtained from its Form ADV Part 1 available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-adviser to the Dean Funds. Douglas Leach, Steven Roth and Kevin Laub serve as portfolio managers and are owners and members of Dean Capital Management, LLC. Further information about DCM can be obtained from its Form ADV Part 1 available on the IAPD.

4.	Channel Investment Partners LLC (“Channel”) serves as the investment adviser to the Channel Income Fund. Mr. Matthew Duch is the sole owner, Managing Member, President, Chief Investment Officer and Chief Compliance Officer of Channel. Further information about Channel can be obtained from the Form ADV Part 1 available on the IAPD.

5.	Pekin Hardy Strauss, Inc. (“Pekin”) serves as investment adviser to the Appleseed Fund. Brandon Hardy, William Pekin, Adam Strauss, and Joshua Strauss all are executive officers. Further information about Pekin can be obtained from its Form ADV Part 1 available on the IAPD.

6.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. Ronald Brock is an executive officer of SBA. Mr. Robert Auer and Sheaff Brock Capital Management, LLC are owners of SBA. Mr. David Gilreath and Mr. Ronald Brock are members of Sheaff Brock Investment Advisors, LLC (“Sheaff Brock”). Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part 1 available on the IAPD.

7.	Fisher Asset Management, LLC d/b/a Fisher Investments, the adviser to the Tactical Multi-Purpose Fund and each of the FI Institutional Group Funds, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. To the knowledge of Registrant, none of the directors or officers of Fisher Investments is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Further information about Fisher Asset Management can be obtained from its Form ADV Part 1 available on the IAPD.

8.	Standpoint Asset Management, LLC (“Standpoint”) serves as the adviser to the Standpoint Multi-Asset Fund. Standpoint Group, LLC is the majority owner of Standpoint. Eric Crittenden, William Bologna, Courtney Stover, Shawn Serikov, and Matthew Kaplan, who are operators and employees of Standpoint, own Standpoint Group, LLC. Further information about Standpoint can be obtained from its Form ADV Part 1 available on the IAPD.

9.	Absolute Investment Advisers LLC (“Absolute”) serves as the adviser to the Absolute Select Value ETF, the Absolute Capital Opportunities Fund, the Absolute Convertible Arbitrage Fund, the Absolute Flexible Fund, and Absolute CEF Opportunities. Absolute is owned and controlled by James Compson and Brian Hlidek, who are employees of Absolute. Further information about Absolute can be obtained from its Form ADV Part 1 available on the IAPD.

10.	St. James Investment Company, LLC (“St. James”) serves as the subadviser to the Absolute Select Value ETF. St. James is owned and controlled by Robert Mark through Sibelius Holdings, LLC of which he is the sole controlling member, and Larry Redell. Further information about St. James can be obtained from its Form ADV Part 1 available on the IAPD.

11.	Ballast Asset Management, LP (“Ballast”) serves as the adviser to the Ballast Small/Mid Cap ETF. Ballast is owned and controlled by Inverdale Capital Management, LLC, which is owned and controlled by Ryan Martin and William Hardy. Further information about Ballast can be obtained from its Form ADV Part 1 available on the IAPD.

12.	OneAscent Investment Solutions, LLC (“OAIS”) serves as the adviser to the OneAscent Large Cap Core ETF, the OneAscent Core Plus Bond ETF, the OneAscent Enhanced Small and Mid Cap ETF the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF. OAIS is owned and controlled by OneAscent Holdings, LLC (“OAH”). Harry N. Pearson is the majority owner of OAH. Further information about OAIS can be obtained from its Form ADV Part 1 available on the IAPD.

13.	Teachers Advisors, LLC (“TAL”) serves as the subadviser to the OneAscent Core Plus Bond ETF. TAL is owned and controlled by Nuveen Finance, LLC which is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is a subsidiary, and represents the asset management division, of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is the ultimate principal owner of TA. Further information about TAL can be obtained from its Form ADV Part 1 available on the IAPD.

14.	Kovitz Investment Group Partners, LLC (“Kovitz”) serves as the subadviser to the Absolute Capital Opportunities Fund. Kovitz is owned and controlled by Focus Operating, LLC which is owned and controlled by Focus Financial Partners, LLC, which is owned and controlled by Focus Financial Partners Inc. Further information about Kovitz can be obtained from its Form ADV Part 1 available on the IAPD.

15.	Efficient Capital Management LLC (“Efficient”) serves as the adviser to the Efficient Enhanced Multi-Asset Fund. Efficient is owned and controlled by Efficient Capital Holdings, LLC (“ECH”). ECH is owned and controlled by Jaffarian

Management Company, LLC, which is in turn controlled by Ernest Lee Jaffarian, and Trula Madsen Jaffarian. Further information about Efficient can be obtained from its Form ADV Part 1 available on the IAPD.

16.	AlphaSimplex Group, LLC (“AlphaSimplex”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. AlphaSimplex is owned and controlled by Virtus Partners, Inc. (“VPI”). VPI is owned and controlled by Virtus Investment Partners, Inc. Further information about AlphaSimplex can be obtained from its Form ADV Part 1 available on the IAPD.

17.	AQR Capital Management, LLC (“AQR”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. AQR is owned and controlled by AQR Capital Management Holdings, LLC (“AQR Holdings”). AQR Holdings is owned by AQR Capital Management Group, L.P. (“AQR Group”) and Topspin Acquisition, LLC, and is controlled by AQR Group. AQR Group is controlled directly and indirectly by Clifford Scott Asness. Further information about AQR can be obtained from its Form ADV Part 1 available on the IAPD.

18.	Aspect Capital Limited (“Aspect”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. Anthony Todd James owns a controlling interest in Aspect. Further information about Aspect can be obtained from its Form ADV Part 1 available on the IAPD.

19.	Columbia Management Investment Advisers, LLC (“CMIA”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. CMIA is owned and controlled by Ameriprise Financial, Inc., a publicly traded company. Further information about CMIA can be obtained from its Form ADV Part 1 available on the IAPD.

20.	Crabel Capital Management, LLC (“Crabel”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. Crabel Investments Group, LLC (“CIG”) owns a controlling interest in Crabel. CIG is owned and controlled by Crabel Holdings LLC which is in turn owned and controlled by William Harrison Crabel. Further information about Crabel can be obtained from its Form ADV Part 1 available on the IAPD.

21.	Welton Investment Partners LLC (“Welton”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. Welton Investment Corporation (“WIC”) owns a controlling interest in Welton. WIC is owned and controlled by The Welton Family Trust Dated January 28, 1992. Further information about Welton can be obtained from its Form ADV Part 1 available on the IAPD.

22.	Winton Capital Management Limited (“Winton”) serves as a subadviser to the Efficient Enhanced Multi-Asset Fund. Winton Group Limited (“WGL”) owns a controlling interest in Winton. WGL is owned and controlled by David Winton Harding. Further information about Winton can be obtained from its Form ADV Part 1 available on the IAPD.

23.	Quantum Advisors Private Limited (“Quantum”) serves as the adviser to the Q India Equity Fund. Quantum is owned and controlled by HWIC Asia Fund Class Q Shares (“HWC Asia”) and Ajit Dayal. HWC Asia is owned and controlled by United States Fire Insurance Company, which is in turn controlled by Crum & Forster Holdings Corp. Further information about Quantum can be obtained from its Form ADV Part 1 available on the IAPD.

23.	Loop Capital Asset Management – TCH LLC (“LCAM”) serves as the adviser to the LCAM Strategic Income Fund and the LCAM Total Return Fund. Quantum is owned and controlled by Loop Capital Asset Management LLC. Loop Capital Asset Management LLC is owned and controlled by Loop Capital LLC, which is in turn controlled by Loop Capital Holdings LLC which is in turn owned and controlled by James Reynolds. Further information about LCAM can be obtained from its Form ADV Part 1 available on the IAPD.

Item 32.	Principal Underwriters.

1.	(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors, LLC serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Axxes Private Markets Fund
Axxes Opportunistic Credit Fund
Beacon Pointe Multi-Alternative Fund
Booster Income Opportunities Fund
Bruce Fund, Inc.
CM Advisors Family of Funds
Caldwell & Orkin Funds, Inc.
Cantor Select Portfolios Trust
Cantor Fitzgerald Infrastructure Fund
Capitol Series Trust	Lind Capital Partners Municipal Credit Income Fund
MidBridge Private Markets Fund
MSS Series Trust
New Age Alpha Funds Trust
New Age Alpha Variable Funds Trust
Oak Associates Funds
OneAscent Capital Opportunities Fund
OneFund Trust
Papp Investment Trust
Peachtree Alternative Strategies Fund

CAZ Strategic Opportunities Fund
Centaur Mutual Funds Trust
Chesapeake Investment Trust
Commonwealth International Series Trust
Conestoga Funds
Connors Funds
Dynamic Alternatives Fund
Eubel Brady & Suttman Mutual Fund Trust
Exchange Place Advisors Trust
Fairway Private Equity & Venture Capital Opportunities Fund
Fairway Private Markets Fund
Flat Rock Enhanced Income Fund
Flat Rock Core Income Fund
Flat Rock Opportunity Fund
HC Capital Trust
Hussman Investment Trust
James Advantage Funds
Johnson Mutual Funds	Private Debt & Income Fund
RM Opportunity Trust
Schwartz Investment Trust
Segall Bryant & Hamill Trust
The Cutler Trust
The Investment House Funds
Williamsburg Investment Trust
Ultimus Managers Trust
Unified Series Trust
Valued Advisers Trust
VELA Funds
Volumetric Fund
Waycross Independent Trust
XD Fund Trust
Yorktown Funds
83 Investment Group Income Fund

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
Melvin Van Cleave	Chief Information Security Officer	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

2.	(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Atlas U.S. Government Money Market Fund, Inc., Boyar Value Fund Inc., Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, CIM Real Assets & Credit Fund, Princeton Everest Fund, US Treasury Fund, Segall Bryant & Hamill Trust (ETF), The Saratoga Advantage Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Zacks Trust, Ultimus Manager’s Trust (ETF), Capitol Series Trust (ETF), Valued Advisers Trust (ETF), and Unified Series Trust (ETF).

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Bill Strait	Secretary, General Counsel, and Manager	None
Stephen Preston	Treasurer, FINOP, CCO and AML Officer	None
David James	Manager	None
Melvin Van Cleave	Chief Information Security Officer	None

The address of the Distributor and each of the above-named persons is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b) (2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank
41 South High Street
Columbus, OH 43215

U.S. Bank, National Association
1555 N. Rivercenter Drive
Milwaukee, WI 53212

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Fifth Third Bank, National Association
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Pekin Hardy Strauss, Inc.
227 West Monroe Street
Suite 3625
Chicago, IL 60606

SBAuer Funds, LLC
580 E Carmel Dr, Ste 350
Carmel, IN 46032

Crawford Investment Counsel, Inc.
600 Galleria Parkway SE
Suite 1650
Atlanta, GA 30339

Dean Investment Associates, LLC
3500 Pentagon Blvd., Suite 200
Beavercreek, OH 45431

Dean Capital Management, LLC
7400 West 130th Street, Suite 350
Overland Park, KS 66213

Channel Investment Partners LLC
3101 Wilson Blvd., Ste 500
Arlington, VA 22201

Fisher Asset Management, LLC
6504 International Pkwy, Suite 1200
Plano, TX 75093

Standpoint Asset Management, LLC
4250 N. Drinkwater Blvd., Suite 300
Scottsdale, AZ 85251

Absolute Investment Advisers LLC
82 S. Barrett Square, Unit 2G
Rosemary Beach, FL 32461

St. James Investment Company, LLC
535 S. Kimball Avenue, Suite 140
Southlake, TX 76092

Ballast Asset Management, LP
3879 Maple Avenue, Suite 300
Oaklawn Building
Dallas, TX 75201

OneAscent Investment Solutions, LLC
23 Inverness Center Parkway
Birmingham, AL 35242

Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017

Kovitz Investment Group Partners, LLC
71 S. Wacker Drive, Suite 1860
Chicago, IL 60606

Efficient Capital Management LLC
4355 Weaver Parkway, Suite 200
Warrenville, IL 60555

AlphaSimplex Group, LLC
200 State Street
Boston, MA 02109

AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
3rd Floor
Greenwich, CT 06830

Aspect Capital Limited
10 Portman Square
London
United KingdomW1H 6AZ

Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Crabel Capital Management, LLC
1999 Avenue of the Stars, Suite 2550
Los Angeles, CA 90067

Welton Investment Partners LLC
Eastwood Building
San Carlos Between 5th and 6th
Carmel, CA 93921

Winton Capital Management Ltd.
1 Hooper’s Court
Knightsbridge, London
United Kingdom SW3 1AF

Quantum Advisors Private Limited
1st Floor, Apeejay House,
3 Dinshaw Vachha Road, Backbay Reclamation,
Churchgate, Mumbai, India 400020

Loop Capital Asset Management - TCH, LLC
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 34.	Management Services - None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 30 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on August 27, 2025.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean**
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson**	Interested Trustee	August 27, 2025
David R. Carson

/s/ Martin R. Dean**	President	August 27, 2025
Martin R. Dean

/s/ Zachary Richmond*+	Treasurer and CFO	August 27, 2025
Zachary Richmond

/s/ Daniel Condon*	Trustee	August 27, 2025
Daniel Condon

/s/ Ronald Tritschler*	Trustee	August 27, 2025
Ronald Tritschler

/s/ Kenneth Grant*	Trustee	August 27, 2025
Kenneth Grant

/s/ Catharine B. McGauley***	Trustee	August 27, 2025
Catharine B. McGauley

/s/ Freddie Jacobs, Jr.****	Trustee	August 27, 2025
Freddie Jacobs, Jr.

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated November 16, 2021 and filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

***	Signed pursuant to a Power of Attorney dated October 25, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.

****	Signed pursuant to a Power of Attorney dated October 18, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.